Securities Act Registration No. 33-98726
                                        Investment Company Act Reg. No. 811-9120


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                           ---------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                            Pre-Effective Amendment No.                    [ ]

                          Post-Effective Amendment No. 5                   |X|
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                               Amendment No. 6 |X|
                        (Check appropriate box or boxes.)
                       -----------------------------------

                            PRUDENT BEAR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              8140 Walnut Hill Lane
                                    Suite 405
                                   Dallas, Texas                      75231
                    (Address of Principal Executive Offices)        (Zip Code)

                                 (214) 696-5474
              (Registrant's Telephone Number, including Area Code)

                                                      Copy to:
David W. Tice
David W. Tice & Associates, Inc.                      Richard L. Teigen
8140 Walnut Hill Lane                                 Foley & Lardner
Suite 405                                             777 East Wisconsin Avenue
Dallas, Texas  75231                                  Milwaukee, Wisconsin 53202
--------------------------------------                --------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

         [ ]    immediately upon filing pursuant to paragraph (b)

         |X|    on November 30, 1998 pursuant to paragraph (b)

         [ ]    60 days after filing pursuant to paragraph (a) (1)

         [ ]    on  (date)  pursuant to paragraph (a) (1)

         [ ]    75 days after filing pursuant to paragraph (a) (2)

         [ ]    on  (date)  pursuant to paragraph (a) (2) of rule 4 & 5

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PRUDENT BEAR FUNDS, INC.

                              CROSS REFERENCE SHEET

          (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                             Caption or Subheading in
Item No. on Form N-1A                        Prospectus or Statement of
---------------------                        Additional Information
PART A-INFORMATION REQUIRED IN PROSPECTUS    ----------------------------
-----------------------------------------
1.  Cover Page                               Cover Page

2.  Synopsis                                 EXPENSES

3.  Financial Highlights                     FINANCIAL HIGHLIGHTS; PERFORMANCE

4.  General Description of Registrant        INFORMATION  WHAT  IS  THE  PRUDENT
                                             BEAR  FUND?;  WHAT  IS  THE  FUND'S
                                             INVESTMENT OBJECTIVE?; WHAT ARE THE
                                             FUND'S    INVESTMENT    TECHNIQUES,
                                             POLICIES AND RISKS?;  DOES THE FUND
                                             HAVE ANY INVESTMENT LIMITATIONS?

5.  Management of the Fund                   WHO MANAGES  THE FUND?;  WHAT ABOUT
                                             BROKERAGE  TRANSACTIONS?;   GENERAL
                                             INFORMATION ABOUT THE FUND

5A. Management's Discussion of Fund
    Performance                              (INCLUDED   IN  ANNUAL   REPORT  TO
                                             SHAREHOLDERS)

6.  Capital Stock and Other Securities       WHAT REPORTS WILL I RECEIVE?;  WHAT
                                             ABOUT   DIVIDENDS,   CAPITAL  GAINS
                                             DISTRIBUTIONS  AND TAXES?;  GENERAL
                                             INFORMATION ABOUT THE FUND

7.  Purchase of Securities Being Offered     HOW  IS  THE  FUND'S   SHARE  PRICE
                                             DETERMINED?;   HOW  DO  I  OPEN  AN
                                             ACCOUNT AND PURCHASE  SHARES?;  MAY
                                             SHAREHOLDERS  REINVEST  DIVIDENDS?;
                                             WHAT RETIREMENT PLANS DOES THE FUND
                                             OFFER?

8.  Redemption or Repurchase                 HOW DO I SELL MY SHARES


9.  Legal Proceedings
                                                       *

PART B - INFORMATION REQUIRED IN STATEMENT
         OF ADDITIONAL INFORMATION

10. Cover Page                               Cover Page

11. Table of Contents                        Table of Contents

12. General Information and History                   *

13. Investment Objectives and Policies       Investment Restrictions; Investment
                                             Considerations

14. Management of the Fund                   Directors   and   Officers  of  the
                                             Corporation

15. Control Persons and Principal Holders
    of Securities                            Directors   and   Officers  of  the
                                             Corporation;      Ownership      of
                                             Management       and      Principal
                                             Shareholders;  Investment  Adviser,
                                             Administrator,  Custodian, Transfer
                                             Agent and Accounting Services Agent

16. Investment Advisory and Other Services   Investment Adviser,  Administrator,
                                             Custodian,   Transfer   Agent   and
                                             Account Services Agent; Independent
                                             Accountants

17. Brokerage Allocation                     Allocation of Portfolio Brokerage

18. Capital Stock and Other Securities       Included   in   Prospectus    under
                                             "GENERAL   INFORMATION   ABOUT  THE
                                             FUND"


-------------------------
   *Answer negative of inapplicable

19. Purchase,  Redemption  and
    Pricing of  Securities  Being            Included  in Prospectus  under "HOW
    Offered                                  IS   THE   FUND'S    SHARE    PRICE
                                             DETERMINED?";  "HOW  DO I  OPEN  AN
                                             ACCOUNT AND PURCHASE SHARES?"; "HOW
                                             DO    I    SELL    MY     SHARES?";
                                             Determination  of Net Asset  Value;
                                             Distribution of Shares;  Systematic
                                             Withdrawal Plan

20. Tax Status                               Taxes

21. Underwriters                                      *

22. Calculations of Performance Data         Performance Information

23. Financial Statements                     Financial Statements


-------------------------
   *Answer negative of inapplicable

                                     PRUDENT

                                      BEAR

                                      FUND



PROSPECTUS NOVEMBER 30, 1998                                 PRUDENT BEAR FUND
-------------------------------------------------------------------------------
                                                                No Load Shares







INVESTMENT OBJECTIVES AND POLICIES

Prudent Bear Funds, Inc. is an open-end, diversified management investment company consisting of a single portfolio, the Prudent Bear Fund (the "Fund"). The Fund's investment objective is capital appreciation. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. In seeking its investment objective of capital appreciation, the Fund will invest primarily in common stocks, engage in short sales, and effect transactions in stock index futures contracts, options on stock index futures contracts and options on securities and stock indexes.


TO OPEN AN ACCOUNT

Please complete and sign the New Account Application form. If you need a form or have any questions regarding the Fund or need assistance completing the form please call Shareholder Services at 1-800-711-1848. The minimum initial investment is $2,000, ($1,000 for IRA investments), with a minimum of $100 for additional investments. Further details are contained in this Prospectus.


ABOUT THIS PROSPECTUS

This Prospectus concisely sets forth the information about the Fund that prospective investors should know before investing. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information, dated November 30, 1998, which is and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Fund or by calling Shareholder Services. The Securities and Exchange Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.



SHAREHOLDER SERVICES

For account inquiries please call 1-800-711-1848. For additional information about the Prudent Bear Fund and its adviser, David W. Tice and Associates, Inc., please call 1-888-PRU-BEAR (toll free), or 1-888-778-2327 or visit our Internet homepage at http://www.prudentbear.com.


TABLE OF CONTENTS
                                                                   Page
                                                                   ----

EXPENSES.............................................................2

FINANCIAL HIGHLIGHTS.................................................2

WHAT IS THE PRUDENT BEAR FUND?.......................................3

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?.............................3

WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?.......4

DOES THE FUND HAVE ANY INVESTMENT LIMITATIONS?......................11

WHAT REPORTS WILL I RECEIVE?........................................11

WHO MANAGES THE FUND?...............................................11

HOW IS THE FUND'S SHARE PRICE DETERMINED?...........................12

HOW DO I OPEN AN ACCOUNT AND PURCHASE SHARES?.......................13

HOW DO I SELL MY SHARES? ...........................................15

WHAT ABOUT DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES?....... 17

MAY SHAREHOLDERS REINVEST DIVIDENDS? ...............................18

WHAT RETIREMENT PLANS DOES THE FUND OFFER? .........................18

WHAT ABOUT BROKERAGE TRANSACTIONS? .................................18

GENERAL INFORMATION ABOUT THE FUND .................................19

YEAR 2000...........................................................20

PERFORMANCE INFORMATION ............................................20



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


EXPENSES

The following information is based on the Fund's actual expenses incurred during the fiscal year ended September 30, 1998 and is provided in order to assist you in understanding the various costs and expenses that, as an investor in the Fund's No Load Shares, you will bear directly or indirectly. (On November 30, 1998 the Fund began offering Class C Shares, which are described in a separate prospectus.) IT SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund.



                        Shareholder Transaction Expenses

          Maximum sales load imposed on purchases                 None
          Maximum sales load imposed on dividends                 None
          Deferred sales load                                     None
          Redemption fee                                          None<F1>
          Exchange fee                                            None



                           Annual Operating Expenses
                    (as a percentage of average net assets)

          Management Fees                                        1.25%
          12b-1 Fees                                             0.25%<F2>
          Other Expenses
            Dividends on short positions             0.28%
                                                     -----
            All other Other Expenses                 0.58%
                                                     -----
            Total Other Expenses                                 0.86%
                                                                 -----
          Total Fund Operating Expenses                          2.36%
                                                                 -----


<F1> A fee of $12.00 is charged for each wire redemption.

<F2> The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. See "How Do I Open an Account and Purchase Shares" for further information. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.



Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each time period:

                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
                    $24       $74       $126      $270






FINANCIAL HIGHLIGHTS

The financial information of a No Load Share of the Prudent Bear Fund (the "Fund") included in this table has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The table should be read in conjunction with the financial statements and related notes contained in the Fund's Annual Report to Shareholders, copies of which may be obtained, without charge, upon request. The Fund's Annual Report to Shareholders also contains further information about the performance of the Fund.



                                                            December 28,
                            Year Ended       Year Ended   1995<F1> through
                           September 30,   September 30,   September 30,
                               1998             1997            1996
                               ----             ----            ----

Per Share Data:

Net asset value,
  beginning of
  period                          $7.29           $8.88          $10.00
                                  -----           -----          ------

Income from
  investment operations:
  Net investment
     income<F2>                    0.29<F3>       0.62<F3>        0.09

  Net realized and
     unrealized
     losses on
     investments                 (0.01)          (2.06)          (1.21)
                                 -----           -----           -----

  Total from
     investment
     operations                   0.28           (1.44)          (1.12)
                                  ----           -----           -----

Less distributions
  from net
  investment income              (0.23)          (0.15)              -
                                 -----           -----
Net asset value,
  end of period                  $7.34           $7.29           $8.88
                                 =====           =====           =====

Total return<F4>                  3.66%        (16.44)%        (11.20)%

Supplemental
  data and ratios:
  Net assets,
     end of period         $175,691,363     $26,499,709      $7,325,655

Ratio of operating
  expenses to
  average net
  assets<F5><F6><F7>              2.08%           2.59%           2.75%






                                                            December 28,
                            Year Ended       Year Ended   1995<F1> through
                           September 30,   September 30,   September 30,
                               1998             1997            1996
                               ----             ----            ----

Ratio of dividends
  on short positions
  to average net
  assets<F6>                   0.28%           0.34%           0.34%

Ratio of net
  investment
  income to average
  net assets<F6><F7>           4.34%           7.75%           4.07%

Portfolio
  turnover rate              480.25%         413.25%          91.31%


<F1> Commencement of operations.
<F2> Net investment income before dividends on short positions for the periods ended September 30, 1998, September 30, 1997 and September 30, 1996 was $0.30, $0.65 and $0.10, respectively.
<F3> Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
<F4> Not annualized for the period December 28, 1995 through September 30,
     1996.
<F5> The operating  expense ratio  excludes  dividends on short  positions.  The ratio including dividends on short positions for the periods ended September 30, 1998, September 30, 1997 and September 30, 1996 was 2.36%, 2.93% and 3.09%, respectively.
<F6> Annualized for the period December 28, 1995 through September 30, 1996.
<F7> Without expense  reimbursements  of $104,260 for the period ended September
     30, 1996, the ratio of operating expenses to average net assets would have been 8.64% and the ratio of net investment loss to average net assets would have been (1.83)%.



WHAT IS THE PRUDENT BEAR FUND?

Prudent Bear Funds, Inc. (the "Company") is an open-end diversified management investment company - better known as a mutual fund - registered under the Investment Company Act of 1940 (the "Act"). The Company was incorporated under the laws of Maryland on October 25, 1995 and consists of a single portfolio, the Prudent Bear Fund (the "Fund"). The Fund obtains its assets by continuously selling its shares to the public. Proceeds from the sale of shares are invested by the Fund in securities of other companies. In this way, the Fund:


- Combines the resources of many investors, with each individual investor having an interest in every one of the securities owned by the Fund;

- Provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries; and

- Furnishes professional portfolio management to select and watch over investments. See "WHO MANAGES THE FUND?" for a discussion of the Fund's investment adviser.

The Fund will redeem any of its outstanding shares on demand of the owner at their next determined net asset value. There are no initial or deferred sales charges or redemption fees.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is capital appreciation. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. In seeking its investment objective of capital appreciation, the Fund will invest primarily in common stocks, engage in short sales, and effect transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Stock index futures contracts, options on stock index futures contracts and options on securities and stock indexes are derivatives.

In selecting investments for the Fund, the Fund's investment adviser, David W. Tice & Associates, Inc. (the "Adviser") will initially make a determination as to whether it believes the Fund can best achieve its investment objective by holding more "long" equity positions or "short" equity positions. "Long" equity positions include common stocks, purchases of call options on stocks and stock indexes, purchases of stock index futures contracts and options to purchase stock index futures contracts. "Short" equity positions include short sales, purchases of put options on stocks and stock indexes, sales of stock index futures contracts and purchases of put options on stock index futures contracts.

The Adviser anticipates that the Fund will at all times hold both "long" and "short" equity positions. The relative percentage of the Fund's "long" and "short" equity positions will vary depending on the dividend yield on the stocks comprising the Standard & Poor's 500 Index (the "S&P 500"), overall market conditions and the Adviser's discretion.

The Adviser believes that the S&P 500's dividend yield varies inversely with the market, and that the market generally has increased at a higher rate over the next year when the dividend yield is higher. In determining whether the Fund should hold more "long" or "short" equity positions, the Adviser will look to the average dividend yield on stocks comprising the S&P 500. When the S&P 500's dividend yield is less than 3%, the amount of the Fund's "short" equity positions will generally exceed its "long" equity positions, and when the S&P 500's dividend yield exceeds 6%, the amount of the Fund's "long" equity positions will generally exceed its "short" equity positions. When the S&P 500's dividend yield is between 3.0% and 6.0%, the Adviser will allocate the Fund's portfolio between short and long positions in its discretion.

The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position. The risk that the Adviser may incorrectly allocate the Fund's investments between "long" and "short" equity positions is in addition to the risks associated with each of the Fund's investments which are discussed in "WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?"

As a result of the investment techniques used by the Fund, the Fund expects that a significant portion (up to 100%) of its assets will be held in liquid securities in a segregated account as "cover" for the investment techniques the Fund employs. These assets may not be sold while the position in the corresponding instrument or transaction (e.g. short sale, option or futures contract) is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Fund's assets to "cover" investment techniques could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Participation in the options or futures markets by the Fund involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) adverse changes in the value of such instruments; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. For further information regarding these investment techniques, see "WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?"

WHAT ARE THE FUND'S INVESTMENT
TECHNIQUES, POLICIES AND RISKS?

The Fund may invest in the following portfolio securities and may engage in the following investment techniques.


Common Stocks

The Fund's long common stock investments primarily will be made in companies where the potential value generally has been overlooked by investors. Typically these companies include companies that are covered by a small number of analysts and are attractively priced but which are also operating businesses that have not been discovered or that have not yet become popular, previously unpopular companies having growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out-of-favor due to short-term factors.

The Fund may invest in common stocks of companies of all sizes, industries and geographical location. Dividend income is not a factor in selecting common stocks.


The Fund may invest up to 20% of its total assets in securities of foreign issuers either directly or in the form of American Depository Receipts ("ADRs").

The Fund will only invest in ADRs that are issuer-sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve risks which are in addition to the risks inherent in domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Foreign markets or exchanges tend to have less liquidity than U.S. markets which can affect the Fund's ability to purchase or sell blocks of securities and obtain the best price in the foreign market. Investing in foreign markets costs more than investing in U.S. markets because of higher transactions and custodial fees.

The Fund may hold securities denominated or traded in foreign currencies, the value of which may be significantly affected by changes in currency exchange rates. To manage currency fluctuations or facilitate the purchase and sale of foreign securities, the Fund may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date);
(2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. These foreign currency transactions involve the risk the Adviser may not accurately predict currency movements, which could adversely affect total return. The Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.

Short Sales

The Fund may engage in short sales transactions, including short sales transactions in which the Fund sells a security the Fund does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Adviser believes the best opportunities to make successful short-sale investments are created when the market's perception of the values of individual companies (measured by the stock price) diverges widely from the Adviser's assessment of the intrinsic values of such companies. Such opportunities arise as the result of a variety of market inefficiencies, including, among others, imperfect information, overly ambitious forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities, thereby producing investment opportunities. The investment strategy of the Adviser is to (1) identify potential opportunities where significant market perception/reality gaps may exist; and (2) invest in the anticipation of changes in the market perception that will bring the stock price more closely in alignment with the Adviser's estimate of value.

The risk and return potential of individual securities is analyzed in making investment decisions. In-depth research of company and industry fundamentals provides the cornerstone of the Adviser's investment methodology. The Adviser bases its investment decisions primarily on its estimate of the intrinsic value of a company's stock. The most attractive investment opportunities from a potential risk/reward standpoint will be sought where the market's perception of value is significantly different from that of the Adviser's estimate of such value. It is vitally important, given the significant risks inherent in stock market investing, that the Adviser have a high degree of confidence in its estimate of the intrinsic value of a company's stock. In most cases, thorough research of company fundamentals provides such conviction. However, it should be realized that sometimes the stock market can assign values to companies that are far higher than their intrinsic values for long periods of time.

While varying on a case-by-case basis, the Adviser's research of a company will typically include: detailed analysis of current and historical financial statements; analysis of overall industry fundamentals; analysis of information from trade publications and other business magazines; and occasionally discussions with competitors, customers, suppliers, governmental agencies, or other informed industry sources as well as conversations with management. Through experience, the Adviser has found that over-reliance on statements of management can result in sub-par investment performance. Therefore, in most cases, an effort is made to gather information from independent third-party sources. This research is a dynamic process, with assumptions and conclusions periodically reexamined as necessary in light of new information and changing business conditions.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position. up to 100% of the Fund's assets may be used to cover the Fund's short positions.

Futures Contracts and Options Thereon

The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

The Fund may purchase put and call options and write call options on stock index futures contracts. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option's period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge the Fund's "long" or "short" equity positions against price fluctuations, while other strategies tend to increase "long" or "short" market exposure. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index. The extent of the Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited.

The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

The Fund may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section
4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which the Fund would be excluded from the definition of a "commodity pool operator." Under
Section 4.5 of the CFTC Regulations, the Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and premiums required to establish such non-hedging (i.e. speculative) positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on a futures contract that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying instrument or the amount by which the current market value of the underlying instrument exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When the Fund purchases or sells a stock index futures contract, the Fund "covers" its position. To cover its position, the Fund may maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Index Options Transactions

The Fund may purchase put and call options and write call options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges ("Exchanges"). Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the Fund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Trading in index options requires different skills and techniques than those required for predicting changes in the prices of individual stocks. The Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options; and/or (ii) maintains with the Fund's custodian bank (and marks-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Adviser intends to utilize index options as a technique to leverage the portfolio of the Fund. If the Adviser is correct in its assessment of the future direction of stock prices, the share price of the Fund will be enhanced. If the Adviser has the Fund take a position in options and stock prices move in a direction contrary to the Adviser's forecast, the Fund would incur losses greater than the Fund would have incurred without the options position.

Options on Securities

The Fund may buy put and call options and write call options on securities. By writing a call option and receiving a premium, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price.

When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

When the Fund wishes to terminate the Fund's obligation with respect to an option it has written, the Fund may effect a "closing purchase transaction." The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. When the Fund is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date.

The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the put option is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call option. The Fund also will realize a gain if a call option which the Fund has written lapses unexercised, because the Fund would retain the premium.

The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put option. If a put or a call option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds and the Fund would remain obligated until options it wrote were exercised or expired.

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

U.S. Treasury Securities

The Fund may invest in U.S. Treasury securities as "cover" for the investment techniques the Fund employs. The Fund may also invest in U.S. Treasury
Securities as part of a cash reserve or for liquidity purposes. U.S. Treasury securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate- and long-term U.S. Treasury Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Treasury Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund's portfolio investments in U.S. Treasury
Securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio investments in these securities.


U.S. Treasury Securities may be purchased at a discount. Such securities, when retired, may include an element of capital gain. Capital gains or losses also may be realized upon the sale of U.S. Treasury Securities.


Repurchase Agreements

The Fund, as part of a cash reserve or to "cover" investment strategies, may purchase repurchase agreements secured by U.S. Government Securities. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, as these securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

Borrowing

The Fund may borrow money, but does not presently intend to borrow for investment purposes. Borrowing for investment is known as leveraging. The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Other Index Based Securities

The Fund may invest in units of beneficial interest of unit investment trusts which hold stocks comprising a recognized securities index such as SPDRs which hold the component stocks of the Standard & Poor's 500 Index. The Fund may also invest in shares of registered open-end management investment companies which invest primarily in common stocks in an effort to track the performance of a specified foreign equity market index such as World Equity Benchmark Shares or WEBS. SPDRs and WEBS, which trade on the American Stock Exchange and other similar securities, may trade at a discount to their net asset value. As an investor in SPDRs, WEBS or other similar securities, the Fund will indirectly bear its proportionate share of the expenses of such index funds.

Warrants

The Fund may invest in warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants' expiration. Also the purchase of warrants involves the risk that the effective price paid for the warrants added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Money Market Instruments

The Fund, as part of a cash reserve or to "cover" investment strategies, may invest in short-term, high quality money market instruments in addition to repurchase agreements and U.S. Treasury securities with a remaining maturity of 13 months or less. The Fund may invest in commercial paper and other cash equivalents rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), including commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's.


The Fund may also invest up to 25% of its net assets in securities issued by other investment companies including investment companies that invest in high quality, short-term debt securities (i.e., money market instruments), as well as SPDRs and WEBs. The Fund will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund) if (a) the Fund and its affiliated persons would own more than 3% of any class of securities of such registered investment company or (b) more than 5% of its net assets would be invested in the shares of any one registered investment company. If the Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.


Illiquid Securities

The Fund may purchase illiquid securities, which are securities that are not readily marketable. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities and securities of unseasoned issuers. Securities eligible to be resold pursuant to Rule 144A under the Securities Act may be considered liquid. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Fund could adversely affect their marketability, thereby causing the Fund to sell the securities at unfavorable prices.

DOES THE FUND HAVE ANY INVESTMENT
LIMITATIONS?

The Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. These restrictions include the Fund's limitations on borrowing described under the caption "WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES ANDRISKS?" and the following restrictions:

(1) The Fund will not purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations.

(2) The Fund will not invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

A list of the Fund's policies and restrictions, both fundamental and nonfundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in the Fund's investment objective may result in the Fund having an investment objective different from the investment objective which the shareholder considered appropriate at the time of investment in the Fund.

WHAT REPORTS WILL I RECEIVE?

As a shareholder of the Fund you will be provided at least semi-annually with a report showing the Fund's portfolio and other information. Annually, after the close of the Fund's September 30 fiscal year, you will be provided with an annual report containing audited financial statements.


An individual account statement will be sent to you by Firstar Mutual Fund Services, LLC after each purchase, including reinvestment of dividends or redemption of shares of the Fund. You will also receive an annual statement after the end of the calendar year listing all your transactions in shares of the Fund during the year and a quarterly statement following the end of each calendar quarter listing year-to-date transactions.



If you have questions about your account you may call Firstar Mutual Fund Services, LLC at (800) 711-1848. If you have general questions about the Fund or want more information, you may call us at (888) 778-2327 or write to us at PRUDENT BEAR FUNDS INC., 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231,
Attention: Corporate Secretary.


WHO MANAGES THE FUND?

As a Maryland corporation, the business and affairs of the Fund are managed by its officers under the supervision of its Board of Directors. The Fund has entered into an investment advisory agreement (the "Agreement") with David W. Tice & Associates, Inc. (the "Adviser"), 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231, under which the Adviser furnishes continuous investment advisory services and management to the Fund. The Adviser was incorporated in 1993 and is currently controlled by David W. Tice, who is a director and the President of the Adviser.


David W. Tice, 44, President and founder of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio. He has held this responsibility since the Fund commenced operations. Mr. Tice also has served as President, Treasurer and a director of the Fund since it was organized. Prior to incorporating the Adviser in 1993, Mr. Tice conducted the same investment advisory business as a sole proprietorship since 1988. Either through the Adviser or its predecessor, Mr. Tice has provided investment advice to institutional money managers since 1988. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. Mr. Tice is also the president and sole shareholder of BTN Research, Inc., a registered broker-dealer.


The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund. Under the Agreement, the Adviser, at its own expense and without separate reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund and maintaining its organization; bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and directors of the Fund (except the fees paid to disinterested directors as such term is defined under the Investment Company Act of 1940). For the foregoing, the Advisor receives a monthly fee at the annual rate of 1.25% of the daily net assets of the Fund.

The Fund will pay all of its expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of director and officer liability insurance (if applicable), reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Fund will also pay the fees of directors who are not officers of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.


The Fund also has entered into an administration agreement (the "Administration Agreement") with Firstar Mutual Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the Administration Agreement, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .07% of the first $200,000,000 of the Fund's average net assets, 05% of the next $300,000,000 of the Fund's average net assets, .04% of the next $500,000,000 of the Fund's average net assets, and .03% of the Fund's net assets in excess of $1,000,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $50,000.



Firstar Mutual Fund Services, LLC also provides transfer agency and accounting services for the Fund. Firstar Bank Milwaukee, N.A. provides custodial services for the Fund. Information regarding these services is provided in the Statement of Additional Information.



HOW IS THE FUND'S SHARE PRICE DETERMINED?

The net asset value (or "price") per No Load Share of the Fund is determined by dividing the total value of the Fund's investments and other assets allocable to the No Load Shares less any liabilities charged to the No Load Shares, by the number of outstanding No Load Shares of the Fund. The net asset value per No Load Share is determined once daily on each day that the New York Stock Exchange is open, as of the close of regular trading on the Exchange (normally 3:00 p.m. Central time). Purchase orders for No Load Shares accepted or No Load Shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted and No Load Shares tendered for redemption after that time will be valued as of the close of regular trading on the next trading day. Common stocks and securities sold short that are listed on a securities exchange or quoted on the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks and securities sold short which are listed on an exchange or the Nasdaq Stock Market but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked prices. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be moved if the market makes a limit move in which event the futures contract will be valued at its fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors of the Fund. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.




HOW DO I OPEN AN ACCOUNT AND
PURCHASE SHARES?

BY MAIL. Please complete and sign the New Account Application form included with this Prospectus and send it, together with your check or money order ($2000 minimum; $1,000 IRA minimum; any lesser amount must be approved by the Adviser), made payable to Prudent Bear Fund, TO: PRUDENT BEAR FUNDS, INC., c/o Firstar Mutual Fund Services, LLC, P. O. Box 701, Milwaukee, Wisconsin 53201-0701. Note:

A different procedure is used for establishing Individual Retirement Accounts. Please call Firstar Mutual Fund Services, LLC at (800) 711-1848 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Mutual Fund Services, LLC will charge a $20 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.





BY OVERNIGHT OR EXPRESS MAIL. Please use the following address to insure proper delivery: Firstar Mutual Fund Services, LLC, 3rd Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202.



BY WIRE. To establish a new account by wire please first call Firstar Mutual Fund Services, LLC, (800) 711-1848, to advise it of the investment and the dollar amount. This will ensure prompt and accurate handling of your investment. A completed New Account Application form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

      Firstar Bank Milwaukee, N.A.
      777 East Wisconsin Avenue
      Milwaukee, Wisconsin 53202
      ABA Number 075000022
      For credit to Firstar Mutual Fund Services, LLC
      Account Number 112-952-137
      For further credit to Prudent Bear Fund
      (Your account name and account number)
      ((For new accounts, include taxpayer identification number))



ADDITIONAL INVESTMENTS. You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify Firstar Mutual Fund Services, LLC at (800) 711-1848 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your account registration number in order to assure that your funds are credited properly.



BY TELEPHONE. By using the Fund's telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your No Load Shares purchased at the net asset value determined as of the close of regular trading on a given date, Firstar Mutual Fund Services, LLC must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within three business days. You may not use telephone transactions for initial purchases of Fund shares. The minimum amount that can be transferred by telephone is $100.



AUTOMATIC INVESTMENT. If you choose the Automatic Investment option, you may move money from your bank account to your Fund account on the schedule (e.g., monthly, bimonthly (every other month) or quarterly) you select and may be in any amount subject to a $100 minimum. You may establish this option and the telephone purchase option by completing the appropriate section of the New Account Application. Please call Firstar Mutual Fund Services, LLC at (800) 711-1848 if you have questions. Please wait three weeks before using the service.



There are no sales commissions when you purchase No Load Shares, so all of your investment is used to purchase shares. All No Load Shares purchased will be credited to your account and confirmed by a statement mailed to your address. The Fund does not issue stock certificates for No Load Shares purchased unless specifically requested by you in writing. When certificates are not issued, you are relieved of the responsibility for safekeeping of certificates and the need to deliver them upon redemption. You may also invest in the Fund by purchasing No Load Shares through a registered broker-dealer, who may charge you a fee, either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. The Fund may accept telephone orders from broker-dealers who have been previously approved by the Fund. It is the responsibility of the registered broker-dealer to promptly remit purchase and redemption orders to Firstar Mutual Fund Services, LLC.



You may purchase No Load Shares through programs or services offered or administered by broker-dealers, investment advisers, financial institutions or other service providers ("Processing Intermediaries") that have entered into agreements with the Fund. These Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to you if you invest directly in the Fund. Some of the services the Fund provides may not be available to you or may be modified in connection with the programs provided by Processing Intermediaries. If a Processing Intermediary is the shareholder of record of your account, the Fund may accept requests to purchase additional shares into your account only from the Processing Intermediary. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. These fees, if any, are retained by the Processing Intermediaries and are not remitted to the Fund or the Adviser. The Adviser and/or the Fund may pay fees to Processing Intermediaries to compensate them for the services they provide. Before you invest in the Fund through a Processing Intermediary, you should read the program materials provided by the Processing Intermediary. You may purchase No Load Shares of the Fund through Processing Intermediaries without regard to the Fund's minimum purchase requirement.


The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept orders on the Fund's behalf. In such event, the Fund will be deemed to have received a purchase order when the Processing Intermediary accepts the customer's order, and the order will be priced at the Fund's net asset value next computed after it is accepted by the Processing Intermediary.


The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act for the No Load Shares. The Plan authorizes payments by the Fund in connection with the distribution of its No Load Shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses in the year incurred. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of No Load Shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.



ALL APPLICATIONS ARE SUBJECT TO ACCEPTANCE BY THE FUND, AND ARE NOT BINDING UNTIL SO ACCEPTED. THE FUND RESERVES THE RIGHT TO REJECT APPLICATIONS IN WHOLE OR IN PART. The Fund will suspend the offering of its shares during any period in which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and it may suspend the offering of its shares during any period in which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspensions or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to fairly determine the value of its net assets. In such an event the Fund will not calculate its net asset value. Applications received by Firstar Mutual Fund Services, LLC during periods in which the Fund has suspended the offering of its shares because of the reasons described above will be processed at the next computed net asset value. The Fund may also suspend the offering of its shares during periods when it believes the issuance of shares would be detrimental to existing shareholders. The minimum purchase amounts set forth above are subject to change at any time and may be waived for purchases by the Adviser's employees and their family members or others. You will be advised at least 30 days in advance of any increases in such minimum amounts and the Fund's prospectus will be appropriately supplemented. Applications without Social Security or Tax Identification numbers will not be accepted.



HOW DO I SELL MY SHARES?

At any time during normal business hours you may request that the Fund redeem your No Load Shares in whole or in part. Written redemption requests must be directed to PRUDENT BEAR FUNDS, INC., c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar Mutual Fund Services, LLC, but the effective date of redemption will be delayed until the request is received by Firstar Mutual Fund Services, LLC. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.



A redemption request must be received in "Good Order" by Firstar Mutual Fund Services, LLC for the request to be processed. "Good Order" means the request for redemption must include:


Your share certificate(s), if issued, properly endorsed or accompanied by a properly executed stock power.


Your letter of instruction specifying the name of the Fund and either the number of No Load Shares or the dollar amount of shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.


Type of Registration                    Requirements
--------------------                    ------------

Individual, Joint Tenants,              Redemption request signed
Sole Proprietorship,                    by all person(s) required to
Custodial (Uniform                      sign for the account, exactly
Gift To Minors Act),                    as it is registered.
General Partners

Corporations,                           Redemption request and a
Associations                            corporate resolution, signed by
                                        person(s) required to sign for
                                        the account, accompanied by
                                        signature guarantee(s).

Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the past 60 days is also required).



- Signature guarantees are required if proceeds of redemption are to be sent by wire transfer, to a person other than the registered holder, to an address other than the address of record, and if a redemption request includes a change of address. Transfers of shares also require signature guarantees. Signature guarantees may be obtained from any commercial bank or trust company in the United States or a member of the New York Stock Exchange and some savings and loan associations.


If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar Mutual Fund Services, LLC.



The redemption price is the next determined net asset value after Firstar Mutual Fund Services, LLC receives a redemption request in "Good Order". The amount paid will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no later than the seventh day after receipt by Firstar Mutual Fund Services, LLC of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such event the Fund may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar Mutual Fund Services, LLC, which will assess a $12.00 wiring charge against your account.



You may redeem No Load Shares of the Fund by telephone. To redeem shares by telephone, you must check the appropriate box on the New Account Application (as the Fund does not make this feature available to shareholders automatically). Once this feature has been requested, you may redeem shares by phoning Firstar Mutual Fund Services, LLC at (800) 711-1848 and giving the account name, account number and either the number of No Load Shares or the dollar amount to be redeemed. For your protection, you may be asked to give the social security number or tax identification number listed on the account as further verification. Proceeds redeemed by telephone will be mailed or wired only to your address or bank of record as shown on the records of Firstar Mutual Fund Services, LLC. Telephone redemptions must be in amounts of $1,000 or more. If the proceeds are sent by wire, a $12.00 wire fee will apply.



In order to arrange for telephone redemptions after a Fund account has been opened or to change the bank, account or address designated to receive redemption proceeds, you must send a written request to Firstar Mutual Fund Services, LLC. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.



The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming No Load Shares of the Fund by telephone may be modified or terminated by the Fund at any time. Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions which they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring you to provide some form of personal identification prior to acting upon your telephone instructions and recording all telephone calls.



You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact Firstar Mutual Fund Services, LLC by telephone, you may redeem shares by delivering the redemption request to Firstar Mutual Fund Services, LLC by mail as described above.


If you select the Fund's systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $100 minimum. To select the systematic withdrawal option you must check the appropriate box on the New Account Application.


If you purchase No Load Shares through Processing Intermediaries, you may be required to redeem your shares through the Processing Intermediary. These Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to you if you invest directly in the Fund.

If a Processing Intermediary is the shareholder of record of your account, the Fund may accept redemption requests only from the Processing Intermediary. The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept redemption requests on the Fund's behalf. In such event, the Fund will be deemed to have received a redemption request when the Processing Intermediary accepts the shareholder's request, and the request will be priced at the net asset value next computed after it is accepted by the Processing Intermediary.



The Fund reserves the right to redeem the No Load Shares held in any account if at the time of any transfer or redemption of No Load Shares in the account, the value of the remaining No Load Shares in the account falls below $1,000. You will be notified in writing that the value of your account is less than the minimum and allowed at least 60 days to make an additional investment. The receipt of proceeds from the redemption of shares held in an Individual Retirement Account ("IRA") will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made. Involuntary redemptions will not be made because the value of shares in an account falls below $1,000 solely because of a decline in the Fund's net asset value.



Your right to redeem No Load Shares of the Fund will be suspended and your right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.


WHAT ABOUT DIVIDENDS, CAPITAL GAINS
DISTRIBUTIONS AND TAXES?

The Fund intends to distribute at least annually any net investment income and net realized capital gains to shareholders. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31st of the prior year. Dividend and capital gains distributions may be automatically reinvested or received in cash.

The Fund intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that it will not be subject to federal income tax to the extent its income is distributed to shareholders. Dividends paid by the Fund from net investment income and net short-term capital gains, whether received in cash or reinvested in additional shares, will be taxable to shareholders as ordinary income.


Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year; there will be no capital gains distributions in years when the Fund realizes net capital losses.


Note that if you accept capital gains distributions in cash, instead of reinvesting them in additional shares, you are in effect reducing the capital at work for you in the Fund. Also, keep in mind that if you purchase shares in the Fund shortly before the record date for a dividend or capital gains distribution, a portion of your investment will be returned to you as a taxable distribution, regardless of whether you are reinvesting your distributions or receiving them in cash.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions may be subject to state and local taxes.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your New Account Application your proper Social Security or Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information purposes only. Prospective investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund. The Fund is managed without regard to tax ramifications.


MAY SHAREHOLDERS REINVEST DIVIDENDS?

You may elect to have all income dividends and capital gains distributions reinvested in No Load Shares of the Fund or paid in cash, or to have capital gains distributions reinvested and income dividends paid in cash. Please refer to the New Account Application form accompanying this Prospectus for further information. If you do not specify an election, all dividends and capital gains distributions will automatically be reinvested in full and fractional No Load Shares of the Fund calculated to the nearest 1,000th of a share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to your account on the dividend payment date. Cash dividends are also paid on such date. You will be advised of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all No Load Shares of the Fund registered in your name, including those previously purchased. See "WHAT ABOUT DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES?" for a discussion of certain tax consequences.


You may change an election at any time by notifying the Fund in writing. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Fund may modify or terminate its dividend reinvestment program at any time on thirty days' notice to participants.

WHAT RETIREMENT PLANS DOES THE
FUND OFFER?

The Fund offers the following retirement plans that may fit your needs and allow you to shelter some of your income from taxes:

- INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). Individual shareholders may establish their own tax-sheltered IRA. The Fund offers both a traditional IRA and a Roth IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN (SEP/IRA). The SEP/IRA is a pension plan in which employers contribute to IRA accounts of eligible participants. The SEP/IRA is also available to self-employed individuals.

Contact the Fund for complete information kits, including forms, concerning the above plans, their benefits, provisions and fees. Consultation with a competent financial and tax adviser regarding these plans is recommended.

WHAT ABOUT BROKERAGE TRANSACTIONS?

The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of the Fund's portfolio securities. In placing purchase and sale orders for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.

The Agreement permits the Adviser to cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser believes this to be in the best interests of the Fund. The Fund may place portfolio orders with broker-dealers who sell Fund shares if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and allocate portfolio brokerage in a manner that takes into account the sale of its shares.


GENERAL INFORMATION ABOUT THE FUND

The Fund is a Maryland corporation. The Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock, with a $.0001 par value. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify or reclassify any unissued shares of common stock. Currently the Fund is offering one portfolio, the Prudent Bear Fund, having two classes, the No Load Shares and the Class C Shares. Of the 500,000,000 shares of common stock authorized, 250,000,000 have been designated for the No Load Shares and 250,000,000 have been designated for the Class C Shares. The Class C Shares are offered in a separate prospectus. Both the No Load Shares and theClass C Shares are offered to the general public.



Each class of shares of the Fund are fully paid and non-assessable; have no preference as to conversion, exchange, dividends, retirement or other features; and have no preemptive rights. Each class of shares bears differing class specific expenses such as 12b-1 fees. Each class of shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they so choose. On any matter submitted to the vote of shareholders which only pertains to agreements, liabilities or expenses applicable to the No Load Shares, but not the Class C Shares, only the No Load Shares will be entitled to vote.


Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other applicable law. An annual meeting will be held to vote on the removal of a Director or Directors of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.


All securities and cash of the Fund are held by Firstar Bank Milwaukee, N.A., and Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, N.A., serves as the Fund's transfer and dividend disbursing agent. PricewaterhouseCoopers LLP serves as independent accountants for the Fund and will audit its financial statements annually. The Fund is not involved in any litigation.



YEAR 2000

The Fund is aware of the "Year 2000" issue. The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive computer application systems rather than the use of a four-digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Fund's business operations.

The Fund has no application systems of its own and is entirely dependent on its service providers' systems and software. The Fund is working with its service providers (including the Adviser, the Administrator, its transfer agent and its custodian) to identify and remedy any Year 2000 issues. However, the Fund cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Fund.



PERFORMANCE INFORMATION

The Fund may provide from time to time in advertisements, reports to shareholders and other communications with shareholders its average annual total returns. Because of the differences in expenses, the average annual total return of the Class C Shares will differ from the No Load Shares. An average total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distribution and reflecting the effect of all recurring fees. When considering "average" total return figures for periods longer than one year, you should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).


The Fund may also compare its performance to other mutual funds with similar investment objectives and to the industry as a whole as reported by Lipper Analytical Services, Inc., Morningstar OnDisc, Money, Forbes, Business Week and Barron's magazines and The Wall Street Journal, (Lipper Analytical Services, Inc. and Morningstar OnDisc are independent ranking services that rank mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, NASDAQ Composite Index, NASDAQ Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index, and the Consumer Price Index.

Performance quotations of the Fund represent the Fund's past performance and should not be considered as representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT ADVISER

    DAVID W. TICE & ASSOCIATES, INC.
    8140 WALNUT HILL LANE, SUITE 405
    DALLAS, TEXAS  75231
    HTTP://WWW.PRUDENTBEAR.COM


ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, SHAREHOLDER SERVICING
AGENT

    FIRSTAR TRUST COMPANY
    615 EAST MICHIGAN STREET
    P.O. BOX 701
    MILWAUKEE, WISCONSIN  53202

CUSTODIAN

    FIRSTAR BANK MILWAUKEE, N.A.
    777 EAST WISCONSIN AVENUE
    P.O. BOX 701
    MILWAUKEE, WISCONSIN  53202


INDEPENDENT ACCOUNTANTS

    PRICEWATERHOUSECOOPERS LLP
    MILWAUKEE, WISCONSIN


LEGAL COUNSEL

    FOLEY & LARDNER
    MILWAUKEE, WISCONSIN

PROSPECTUS                                                    NOVEMBER 30, 1998
-------------------------------------------------------------------------------


                                    PRUDENT
                                      BEAR
                                      FUND

-------------------------------------------------------------------------------
PROSPECTUS NOVEMBER 30, 1998                                  PRUDENT BEAR FUND
-------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND POLICIES
Prudent Bear Funds, Inc. is an open-end, diversified management investment company consisting of a single portfolio, the Prudent Bear Fund (the "Fund"). The Fund's investment objective is capital appreciation. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. In seeking its investment objective of capital appreciation, the Fund will invest primarily in common stocks, engage in short sales, and effect transactions in stock index futures contracts, options on stock index futures contracts and options on securities and stock indexes.


TO OPEN AN ACCOUNT
Please complete and sign the New Account Application form. If you need a form or have any questions regarding the Fund or need assistance completing the form please call Shareholder Services at 1-800-711-1848. The minimum initial investment is $2,000, ($1,000 for IRA investments), with a minimum of $100 for additional investments. Further details are contained in this Prospectus.


ABOUT THIS PROSPECTUS
This Prospectus concisely sets forth the information about the Fund that prospective investors should know before investing. Please read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission in the form of a Statement of Additional Information, dated November 30, 1998, which is and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Fund or by calling Shareholder Services. The Securities and Exchange Commission maintains a Website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.



SHAREHOLDER SERVICES
For account inquiries please call 1-800-711-1848. For additional information about the Prudent Bear Fund and its adviser, David W. Tice and Associates, Inc., please call 1-888-PRU-BEAR (toll free), or 1-888-778-2327 or visit our Internet homepage at http://www.prudentbear.com.




                                                                  CLASS C SHARES

TABLE OF CONTENTS
                                                                            Page
                                                                            ----
EXPENSES                                                                     2

FINANCIAL HIGHLIGHTS                                                         2

WHAT IS THE PRUDENT BEAR FUND?                                               3

WHAT IS THE FUND'S
 INVESTMENT OBJECTIVE?                                                       3

WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?               4

DOES THE FUND HAVE ANY
 INVESTMENT LIMITATIONS?                                                    11

WHAT REPORTS WILL I RECEIVE?                                                11

WHO MANAGES THE FUND?                                                       11

HOW IS THE FUND'S
 SHARE PRICE DETERMINED?                                                    12
HOW DO I OPEN AN ACCOUNT AND
 PURCHASE SHARES?                                                           13

HOW DO I SELL MY SHARES?                                                    15

WHAT ABOUT DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES?                17

MAY SHAREHOLDERS REINVEST DIVIDENDS?                                        18

WHAT RETIREMENT PLANS DOES
 THE FUND OFFER?                                                            18

WHAT ABOUT BROKERAGE TRANSACTIONS?                                          18

GENERAL INFORMATION ABOUT THE FUND                                          19

YEAR 2000                                                                   20

PERFORMANCE INFORMATION                                                     20

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
PRUDENT BEAR FUND
--------------------------------------------------------------------------------


EXPENSES
The following information is based on the Fund's actual expenses incurred during the fiscal year ended September 30, 1998 by the Fund's No Load Shares but have been restated to reflect the expense arrangements for the Class C Shares. (The No Load Shares are described in a separate prospectus.) This information is provided in order to assist you in understanding the various costs and expenses that, as an investor in the Fund's Class C Shares, you will bear directly or indirectly. IT SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund.

                        Shareholder Transaction Expenses

  Maximum sales load imposed on purchases              None
  Maximum sales load imposed on dividends              None
  Deferred sales load                                  None
  Redemption fee                                       None<F1>
  Exchange fee                                         None

                           Annual Operating Expenses
                    (as a percentage of average net assets)

Management Fees                                        1.25%
12b-1 Fees                                             1.00%<F2>

Other Expenses
  Dividends on short positions          0.28%
  All other Other Expenses              0.58%
                                        -----
  Total Other Expenses                                 0.86%
                                                       -----
Total Fund Operating Expenses                          3.11%
                                                       -----

<F1> A fee of $12.00 is charged for each wire redemption.
<F2> The maximum level of distribution expenses is 1.00% per annum of the Fund's average net assets. See "How Do I Open an Account and Purchase Shares" for further information. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) a 5% annual return and (2) redemption at the end of each time period:

                1 YEAR        3 YEARS        5 YEARS       10 YEARS
                ------        --------       --------      --------
                 $31            $96           $163          $342




FINANCIAL HIGHLIGHTS
The financial information of a No Load Share of the Prudent Bear Fund (the "Fund") included in this table for the fiscal years ended September 30, 1998, September 30, 1997 and the fiscal period ended September 30, 1996 has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants.
The table should be read in conjunction with the financial statements and related notes contained in the Fund's Annual Report to Shareholders, copies of which may be obtained, without charge, upon request. The Fund's Annual Report to Shareholders also contains further information about the performance of the Fund. The Class C Shares were not offered prior to November 30, 1998.


                                                                December 28,
                               Year Ended       Year Ended    1995<F1> through
                              September 30,    September 30,   September 30,
                                  1998             1997             1996
                                  -----            -----            -----

Per Share Data:

Net asset value,
  beginning of
  period                         $7.29             $8.88          $10.00
                                 ------            ------         ------
Income from
  investment operations:
  Net investment
    income<F2>                   0.29<F3>          0.62<F3>       0.09
  Net realized and
   unrealized
   losses on
   investments                   (0.01)            (2.06)         (1.21)
                                 ------            ------         ------
  Total from
   investment
   operations                     0.28             (1.44)         (1.12)
                                 ------            ------         ------
Less distributions
  from net
  investment income              (0.23)            (0.15)             _
                                 ------            ------         ------
NET ASSET VALUE,
  END OF PERIOD                  $7.34             $7.29          $8.88
                                 ======            ======         ======
Total return<F4>                  3.66%          (16.44)%       (11.20)%

Supplemental
  data and ratios:
  Net assets,
   end of period              $173,691,363      $26,499,709     $7,325,655
Ratio of operating
  expenses to
  average net
  assets<F5><F6><F7>             2.08%             2.59%          2.75%
Ratio of dividends
  on short positions
  to average net
  assets<F6>                     0.28%             0.34%          0.34%
Ratio of net
  investment
  income to average
  net assets<F6><F7>             4.34%             7.75%          4.07%
Portfolio
  turnover rate                  480.25%           413.25%        91.31%


<F1> Commencement of operations.
<F2> Net investment income before dividends on short positions for the periods ended September 30, 1998, September 30, 1997 and September 30, 1996 were $0.30, $0.65 and $0.10, respectively.
<F3> Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
<F4> Not annualized for the period December 28, 1995 through September 30, 1996.
<F5> The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the periods ended September 30, 1998, September 30, 1997 and September 30, 1996 were 2.36%, 2.93% and 3.09%, respectively.
<F6> Annualized for the period December 28, 1995 through September 30, 1996
<F7> Without expense reimbursements of $104,260 for the period ended September
     30, 1996, the ratio of operating expenses to average net assets would have been 8.64% and the ratio of net investment loss to average net assets would have been (1.83)%.


WHAT IS THE PRUDENT BEAR FUND?
Prudent Bear Funds, Inc. (the "Company") is an open-end diversified management investment company - better known as a mutual fund - registered under the Investment Company Act of 1940 (the "Act"). The Company was incorporated under the laws of Maryland on October 25, 1995 and consists of a single portfolio, the Prudent Bear Fund (the "Fund"). The Fund obtains its assets by continuously selling its shares to the public. Proceeds from the sale of shares are invested by the Fund in securities of other companies. In this way, the Fund:

- Combines the resources of many investors, with each individual investor having an interest in every one of the securities owned by the Fund;

- Provides each individual investor with diversification by investing in the securities of many different companies in a variety of industries; and

- Furnishes professional portfolio management to select and watch over investments. See "WHO MANAGES THE FUND?" for a discussion of the Fund's investment adviser.

The Fund will redeem any of its outstanding shares on demand of the owner at their next determined net asset value. There are no initial or deferred sales charges or redemption fees.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is capital appreciation. Unlike many mutual funds with this investment objective, the Fund will attempt to achieve its investment objective in declining equity markets as well as in rising equity markets. In seeking its investment objective of capital appreciation, the Fund will invest primarily in common stocks, engage in short sales, and effect transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Stock index futures contracts, options on stock index futures contracts and options on securities and stock indexes are derivatives.

In selecting investments for the Fund, the Fund's investment adviser, David W. Tice & Associates, Inc. (the "Adviser") will initially make a determination as to whether it believes the Fund can best achieve its investment objective by holding more "long" equity positions or "short" equity positions. "Long" equity positions include common stocks, purchases of call options on stocks and stock indexes, purchases of stock index futures contracts and options to purchase stock index futures contracts. "Short" equity positions include short sales, purchases of put options on stocks and stock indexes, sales of stock index futures contracts and purchases of put options on stock index futures contracts. The Adviser anticipates that the Fund will at all times hold both "long" and "short" equity positions. The relative percentage of the Fund's "long" and "short" equity positions will vary depending on the dividend yield on the stocks comprising the Standard & Poor's 500 Index (the "S&P 500"), overall market conditions and the Adviser's discretion.

The Adviser believes that the S&P 500's dividend yield varies inversely with the market, and that the market generally has increased at a higher rate over the next year when the dividend yield is higher. In determining whether the Fund should hold more "long" or "short" equity positions, the Adviser will look to the average dividend yield on stocks comprising the S&P 500. When the S&P 500's dividend yield is less than 3%, the amount of the Fund's "short" equity positions will generally exceed its "long" equity positions, and when the S&P 500's dividend yield exceeds 6%, the amount of the Fund's "long" equity positions will generally exceed its "short" equity positions. When the S&P 500's dividend yield is between 3.0% and 6.0%, the Adviser will allocate the Fund's portfolio between short and long positions in its discretion.

The Fund's investment results will suffer if there is a stock market advance when the Fund has significant "short" equity positions, or if there is a stock market decline when the Fund has a significant "long" equity position. The risk that the Adviser may incorrectly allocate the Fund's investments between "long" and "short" equity positions is in addition to the risks associated with each of the Fund's investments which are discussed in "WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?"

As a result of the investment techniques used by the Fund, the Fund expects that a significant portion (up to 100%) of its assets will be held in liquid securities in a segregated account as "cover" for the investment techniques the Fund employs. These assets may not be sold while the position in the corresponding instrument or transaction (e.g. short sale, option or futures contract) is open unless they are replaced by similar assets. As a result, the commitment of a large portion of the Fund's assets to "cover" investment techniques could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Participation in the options or futures markets by the Fund involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) adverse changes in the value of such instruments; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. For further information regarding these investment techniques, see "WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?"


WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?
The Fund may invest in the following portfolio securities and may engage in the following investment techniques.


Common Stocks
The Fund's long common stock investments primarily will be made in companies where the potential value generally has been overlooked by investors. Typically these companies include companies that are covered by a small number of analysts and are attractively priced but which are also operating businesses that have not been discovered or that have not yet become popular, previously unpopular companies having growth potential due to changed circumstances, companies that have declined in value and no longer command an investor following, and previously popular companies temporarily out-of-favor due to short-term factors.


The Fund may invest in common stocks of companies of all sizes, industries and geographical location. Dividend income is not a factor in selecting common stocks. The Fund may invest up to 20% of its total assets in securities of foreign issuers either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer-sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve risks which are in addition to the risks inherent in domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Foreign markets or exchanges tend to have less liquidity than U.S. markets which can affect the Fund's ability to purchase or sell blocks of securities and obtain the best price in the foreign market. Investing in foreign markets costs more than investing in U.S. markets because of higher transactions and custodial fees.

The Fund may hold securities denominated or traded in foreign currencies, the value of which may be significantly affected by changes in currency exchange rates. To manage currency fluctuations or facilitate the purchase and sale of foreign securities, the Fund may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date);
(2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. These foreign currency transactions involve the risk the Adviser may not accurately predict currency movements, which could adversely affect total return. The Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars.

Short Sales
The Fund may engage in short sales transactions, including short sales transactions in which the Fund sells a security the Fund does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

The Adviser believes the best opportunities to make successful short-sale investments are created when the market's perception of the values of individual companies (measured by the stock price) diverges widely from the Adviser's assessment of the intrinsic values of such companies. Such opportunities arise as the result of a variety of market inefficiencies, including, among others, imperfect information, overly ambitious forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities, thereby producing investment opportunities. The investment strategy of the Adviser is to (1) identify potential opportunities where significant market perception/reality gaps may exist; and (2) invest in the anticipation of changes in the market perception that will bring the stock price more closely in alignment with the Adviser's estimate of value.

The risk and return potential of individual securities is analyzed in making investment decisions. In-depth research of company and industry fundamentals provides the cornerstone of the Adviser's investment methodology. The Adviser bases its investment decisions primarily on its estimate of the intrinsic value of a company's stock. The most attractive investment opportunities from a potential risk/reward standpoint will be sought where the market's perception of value is significantly different from that of the Adviser's estimate of such value. It is vitally important, given the significant risks inherent in stock market investing, that the Adviser have a high degree of confidence in its estimate of the intrinsic value of a company's stock. In most cases, thorough research of company fundamentals provides such conviction. However, it should be realized that sometimes the stock market can assign values to companies that are far higher than their intrinsic values for long periods of time.

While varying on a case-by-case basis, the Adviser's research of a company will typically include: detailed analysis of current and historical financial statements; analysis of overall industry fundamentals; analysis of information from trade publications and other business magazines; and occasionally discussions with competitors, customers, suppliers, governmental agencies, or other informed industry sources as well as conversations with management. Through experience, the Adviser has found that over-reliance on statements of management can result in sub-par investment performance. Therefore, in most cases, an effort is made to gather information from independent third-party sources. This research is a dynamic process, with assumptions and conclusions periodically reexamined as necessary in light of new information and changing business conditions.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position. Up to 100% of the Fund's assets may be used to cover the Fund's short positions.

Futures Contracts and Options Thereon
The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions and physical delivery is thereby avoided.

The Fund may purchase put and call options and write call options on stock index futures contracts. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option's period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

Some futures and options strategies tend to hedge the Fund's "long" or "short" equity positions against price fluctuations, while other strategies tend to increase "long" or "short" market exposure. Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying stock index. The extent of the Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

The Fund may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section
4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations"), under which the Fund would be excluded from the definition of a "commodity pool operator." Under
Section 4.5 of the CFTC Regulations, the Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and premiums required to establish such non-hedging (i.e. speculative) positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on a futures contract that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying instrument or the amount by which the current market value of the underlying instrument exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When the Fund purchases or sells a stock index futures contract, the Fund "covers" its position. To cover its position, the Fund may maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments whose prices are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Index Options Transactions
The Fund may purchase put and call options and write call options on stock indexes. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges ("Exchanges"). Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the Fund's 15% limitation on investment in illiquid securities. See "Illiquid Securities."

Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Trading in index options requires different skills and techniques than those required for predicting changes in the prices of individual stocks. The Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either (i) owns an offsetting position in securities or other options; and/or (ii) maintains with the Fund's custodian bank (and marks-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Adviser intends to utilize index options as a technique to leverage the portfolio of the Fund. If the Adviser is correct in its assessment of the future direction of stock prices, the share price of the Fund will be enhanced. If the Adviser has the Fund take a position in options and stock prices move in a direction contrary to the Adviser's forecast, the Fund would incur losses greater than the Fund would have incurred without the options position.

Options on Securities
The Fund may buy put and call options and write call options on securities. By writing a call option and receiving a premium, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price.

When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for a Fund to write call options on stocks held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

When the Fund wishes to terminate the Fund's obligation with respect to an option it has written, the Fund may effect a "closing purchase transaction." The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. When the Fund is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date.

The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the put option is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call option. The Fund also will realize a gain if a call option which the Fund has written lapses unexercised, because the Fund would retain the premium.

The Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put option. If a put or a call option which the Fund has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds and the Fund would remain obligated until options it wrote were exercised or expired.

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

U.S. Treasury Securities
The Fund may invest in U.S. Treasury securities as "cover" for the investment techniques the Fund employs. The Fund may also invest in U.S. Treasury Securities as part of a cash reserve or for liquidity purposes. U.S. Treasury securities are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate- and long-term U.S. Treasury Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.

Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Treasury Securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the Fund's portfolio investments in U.S. Treasury Securities, while a decline in interest rates would generally increase the market value of a Fund's portfolio investments in these securities.


U.S. Treasury Securities may be purchased at a discount. Such securities, when retired, may include an element of capital gain. Capital gains or losses also may be realized upon the sale of U.S. Treasury Securities.


Repurchase Agreements
The Fund, as part of a cash reserve or to "cover" investment strategies, may purchase repurchase agreements secured by U.S. Government Securities. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve system or primary dealers of U.S. Government Securities. The Adviser will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with the Fund. In the event of a default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement) held under the applicable repurchase agreement, as these securities constitute collateral for the seller's obligation to pay. However, liquidation could involve costs or delays and, to the extent proceeds from the sale of these securities were less than the agreed-upon repurchase price, the Fund would suffer a loss. The Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.
Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Fund to treat repurchase agreements that do not mature within seven days as illiquid for the purposes of its investment policies.

Borrowing
The Fund may borrow money, but does not presently intend to borrow for investment purposes. Borrowing for investment is known as leveraging. The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Fund promptly.

As required by the Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Other Index Based Securities
The Fund may invest in units of beneficial interest of unit investment trusts which hold stocks comprising a recognized securities index such as SPDRs which hold the component stocks of the Standard & Poor's 500 Index. The Fund may also invest in shares of registered open-end management investment companies which invest primarily in common stocks in an effort to track the performance of a specified foreign equity market index such as World Equity Benchmark Shares or WEBS. SPDRs and WEBS, which trade on the American Stock Exchange and other similar securities, may trade at a discount to their net asset value. As an investor in SPDRs, WEBS or other similar securities, the Fund will indirectly bear its proportionate share of the expenses of such index funds.

Warrants
The Fund may invest in warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrants' expiration. Also the purchase of warrants involves the risk that the effective price paid for the warrants added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Money Market Instruments
The Fund, as part of a cash reserve or to "cover" investment strategies, may invest in short-term, high quality money market instruments in addition to repurchase agreements and U.S. Treasury securities with a remaining maturity of 13 months or less. The Fund may invest in commercial paper and other cash equivalents rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), including commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's.


The Fund may also invest up to 25% of its net assets in securities issued by other investment companies including investment companies that invest in high quality, short-term debt securities (i.e., money market instruments), as well as SPDRs and WEBs. The Fund will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund) if
(a) the Fund and its affiliated persons would own more than 3% of any class of securites of such registered investment company or (b) more than 5% of its net assets would be invested in the shares of any one registered investment company. If the Fund purchases more than 1% of any class of security of a registered open end investment company, such investment will be considered an illiquid investment. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

Illiquid Securities
The Fund may purchase illiquid securities, which are securities that are not readily marketable. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities. The Fund will not invest more than 15% of its net assets in illiquid securities and securities of unseasoned issuers. Securities eligible to be resold pursuant to Rule 144A under the Securities Act may be considered liquid. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities held by the Fund could adversely affect their marketability, thereby causing the Fund to sell the securities at unfavorable prices.

DOES THE FUND HAVE ANY INVESTMENT LIMITATIONS?
The Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the Fund's outstanding shares. These restrictions include the Fund's limitations on borrowing described under the caption "WHAT ARE THE FUND'S INVESTMENT TECHNIQUES, POLICIES AND RISKS?" and the following restrictions:

(1) The Fund will not purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations.
(2) The Fund will not invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

A list of the Fund's policies and restrictions, both fundamental and nonfundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in the Fund's investment objective may result in the Fund having an investment objective different from the investment objective which the shareholder considered appropriate at the time of investment in the Fund.

WHAT REPORTS WILL I RECEIVE?
As a shareholder of the Fund you will be provided at least semi-annually with a report showing the Fund's portfolio and other information. Annually, after the close of the Fund's September 30 fiscal year, you will be provided with an annual report containing audited financial statements.

An individual account statement will be sent to you by Firstar Mutual Fund Services, LLC after each purchase, including reinvestment of dividends or redemption of shares of the Fund. You will also receive an annual statement after the end of the calendar year listing all your transactions in shares of the Fund during the year and a quarterly statement following the end of each calendar quarter listing year-to-date transactions.

If you have questions about your account you may call Firstar Mutual Fund Services, LLC at (800) 711-1848. If you have general questions about the Fund or want more information, you may call us at (888) 778-2327 or write to us at PRUDENT BEAR FUNDS INC., 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231, Attention: Corporate Secretary.

WHO MANAGES THE FUND?
As a Maryland corporation, the business and affairs of the Fund are managed by its officers under the supervision of its Board of Directors. The Fund has entered into an investment advisory agreement (the "Agreement") with David W. Tice & Associates, Inc. (the "Adviser"), 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231, under which the Adviser furnishes continuous investment advisory services and management to the Fund. The Adviser was incorporated in 1993 and is currently controlled by David W. Tice, who is a director and the President of the Adviser.

David W. Tice, 44, President and founder of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio. He has held this responsibility since the Fund commenced operations. Mr. Tice also has served as President, Treasurer and a director of the Fund since it was organized. Prior to incorporating the Adviser in 1993, Mr. Tice conducted the same investment advisory business as a sole proprietorship since 1988. Either through the Adviser or its predecessor, Mr. Tice has provided investment advice to institutional money managers since 1988. Mr. Tice is a Chartered Financial Analyst and a Certified Public Accountant. Mr. Tice is also the president and sole shareholder of BTN Research, Inc., a registered broker-dealer.

The Adviser supervises and manages the investment portfolio of the Fund and, subject to such policies as the Board of Directors of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund. Under the Agreement, the Adviser, at its own expense and without separate reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the Fund and maintaining its organization; bears all sales and promotional expenses of the Fund, other than expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and directors of the Fund (except the fees paid to disinterested directors as such term is defined under the Investment Company Act of 1940). For the foregoing, the Advisor receives a monthly fee at the annual rate of 1.25% of the daily net assets of the Fund.

The Fund will pay all of its expenses not assumed by the Adviser, including, but not limited to, the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto, the expenses of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of director and officer liability insurance (if applicable), reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Fund will also pay the fees of directors who are not officers of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

The Fund also has entered into an administration agreement (the "Administration Agreement") with Firstar Mutual Fund Services, LLC (the "Administrator"),
615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the Administration Agreement, the Administrator maintains the books, accounts and other documents required by the Act, responds to shareholder inquiries, prepares the Fund's financial statements and tax returns, prepares certain reports and filings with the Securities and Exchange Commission and with state Blue Sky authorities, furnishes statistical and research data, clerical, accounting and bookkeeping services and stationery and office supplies, keeps and maintains the Fund's financial and accounting records and generally assists in all aspects of the Fund's operations. The Administrator, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .07% of the first $200,000,000 of the Fund's average net assets, .05% of the next $300,000,000 of the Fund's average net assets, .04% of the next $500,000,000 and .03% of the Fund's net assets in excess of $1,000,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $50,000.

Firstar Mutual Fund Services, LLC also provides transfer agency and accounting services for the Fund. Firstar Bank Milwaukee, N.A. provides custodial services for the Fund. Information regarding these services is provided in the Statement of Additional Information.


HOW IS THE FUND'S SHARE PRICE DETERMINED?
The net asset value (or "price") per Class C Share of the Fund is determined by dividing the total value of the Fund's investments and other assets allocable to the Class C Shares less any liabilities charged to the Class C Shares, by the number of outstanding Class C Shares of the Fund. The net asset value per Class C Share is determined once daily on each day that the New York Stock Exchange is open, as of the close of regular trading on the Exchange (normally 3:00 p.m. Central time). Purchase orders for Class C Shares accepted or Class C Shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted and Class C Shares tendered for redemption after that time will be valued as of the close of regular trading on the next trading day.

Common stocks and securities sold short that are listed on a securities exchange or quoted on the Nasdaq Stock Market are valued at the last quoted sales price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Common stocks and securities sold short which are listed on an exchange or the Nasdaq Stock Market but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked prices. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be moved if the market makes a limit move in which event the futures contract will be valued at its fair value as determined by the Adviser in accordance with procedures approved by the Board of Directors. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors of the Fund. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

HOW DO I OPEN AN ACCOUNT AND PURCHASE SHARES?
BY MAIL. Please complete and sign the New Account Application form included with this Prospectus and send it, together with your check or money order ($2000 minimum; $1,000 IRA minimum; any lesser amount must be approved by the Adviser), made payable to Prudent Bear Fund, TO: PRUDENT BEAR FUNDS, INC., c/o Firstar Mutual Fund Services, LLC, P. O. Box 701, Milwaukee, Wisconsin 53201-0701.
Note: A different procedure is used for establishing Individual Retirement Accounts. Please call Firstar Mutual Fund Services, LLC at (800) 711-1848 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar Mutual Fund Services, LLC will charge a $20 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

BY OVERNIGHT OR EXPRESS MAIL. Please use the following address to insure proper delivery: Firstar Mutual Fund Services, LLC, 3rd Floor, 615 East
Michigan Street, Milwaukee, Wisconsin 53202.

BY WIRE. To establish a new account by wire please first call Firstar Mutual Fund Services, LLC, (800) 711-1848, to advise it of the investment and the dollar amount. This will ensure prompt and accurate handling of your investment. A completed New Account Application form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

      Firstar Bank Milwaukee, N.A.
      777 East Wisconsin Avenue
      Milwaukee, Wisconsin 53202
      ABA Number 075000022
      For credit to Firstar Mutual Fund Services, LLC
      Account Number 112-952-137
      For further credit to Prudent Bear Fund
      (Your account name and account number)
      ((For new accounts, include taxpayer identification number))

ADDITIONAL INVESTMENTS. You may add to your account at any time by purchasing shares by mail (minimum $100) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify Firstar Mutual Fund Services, LLC at (800) 711-1848 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your account registration number in order to assure that your funds are credited properly.

BY TELEPHONE. By using the Fund's telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your Class C Shares purchased at the net asset value determined as of the close of regular trading on a given date, Firstar Mutual Fund Services, LLC must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such date. Most transfers are completed within three business days. You may not use telephone transactions for initial purchases of Class C Shares. The minimum amount that can be transferred by telephone is $100.

AUTOMATIC INVESTMENT. If you choose the Automatic Investment option, you may move money from your bank account to your Fund account on the schedule (e.g., monthly, bimonthly (every other month), or quarterly) you select and may be in any amount subject to a $100 minimum. You may establish this option and the telephone purchase option by completing the appropriate section of the New Account Application. Please call Firstar Mutual Fund Services, LLC at
(800) 711-1848 if you have questions. Please wait three weeks before using the service.

There are no sales commissions when you purchase Class C Shares, so all of your investment is used to purchase shares. All Class C Shares purchased will be credited to your account and confirmed by a statement mailed to your address. The Fund does not issue stock certificates for Class C Shares purchased unless specifically requested by you in writing. When certificates are not issued, you are relieved of the responsibility for safekeeping of certificates and the need to deliver them upon redemption. When you purchase Class C Shares through a registered broker-dealer, the registered broker-dealer may charge you a fee, either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Fund or the Adviser. The Fund may accept telephone orders from broker-dealers who have been previously approved by the Fund. It is the responsibility of the registered broker-dealer to promptly remit purchase and redemption orders to Firstar Mutual Fund Services, LLC.

You may purchase Class C Shares through programs or services offered or administered by broker-dealers, investment advisers, financial institutions or other service providers ("Processing Intermediaries") that have entered into agreements with the Fund. These Processing Intermediaries may become shareholders of record and may use procedures and impose restrictions in addition to or different from those applicable to you if you invest directly in the Fund. Some of the services the Fund provides may not be available to you or may be modified in connection with the programs provided by Processing Intermediaries. If a Processing Intermediary is the shareholder of record of your account, the Fund may accept requests to purchase additional Class C Shares into your account only from the Processing Intermediary. Processing Intermediaries may charge fees or assess other charges for the services they provide to their customers. These fees, if any, are retained by the Processing Intermediaries and are not remitted to the Fund or the Adviser. The Adviser and/or the Fund may pay fees to Processing Intermediaries to compensate them for the services they provide. Before you invest in the Fund through a Processing Intermediary, you should read the program materials provided by the Processing Intermediary. You may purchase Class C Shares of the Fund through Processing Intermediaries without regard to the Fund's minimum purchase requirement.

The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept orders on the Fund's behalf. In such event, the Fund will be deemed to have received a purchase order when the Processing Intermediary accepts the customer's order, and the order will be priced at the Fund's net asset value next computed after it is accepted by the Processing Intermediary.

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act for the Class C Shares. The Plan authorizes payments by the Fund in connection with the distribution of its Class C Shares at an annual rate, as determined from time to time by the Board of Directors, of up to 1.00% of the Fund's average daily net assets allocable to the Class C Shares. Payments made pursuant to the Plan may only be used to pay distribution expenses in the year incurred. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of the Class C Shares, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. To the extent any activity is one which the Fund may finance without a plan pursuant to Rule 12b-1, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

ALL APPLICATIONS ARE SUBJECT TO ACCEPTANCE BY THE FUND, AND ARE NOT BINDING UNTIL SO ACCEPTED. THE FUND RESERVES THE RIGHT TO REJECT APPLICATIONS IN WHOLE OR IN PART. The Fund will suspend the offering of its shares during any period in which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and it may suspend the offering of its shares during any period in which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspensions or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or to fairly determine the value of its net assets. In such an event the Fund will not calculate its net asset value. Applications received by Firstar Mutual Fund Services, LLC during periods in which the Fund has suspended the offering of its shares because of the reasons described above will be processed at the next computed net asset value. The Fund may also suspend the offering of its shares during periods when it believes the issuance of shares would be detrimental to existing shareholders. The minimum purchase amounts set forth above are subject to change at any time and may be waived for purchases by the Adviser's employees and their family members or others. You will be advised at least 30 days in advance of any increases in such minimum amounts and the Fund's prospectus will be appropriately supplemented. Applications without Social Security or Tax Identification numbers will not be accepted.

HOW DO I SELL MY SHARES?
At any time during normal business hours you may request that the Fund redeem your Class C Shares in whole or in part. Written redemption requests must be directed to PRUDENT BEAR FUNDS, INC., c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar Mutual Fund Services, LLC, but the effective date of redemption will be delayed until the request is received by Firstar Mutual Fund Services, LLC. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be honored.

A redemption request must be received in "Good Order" by Firstar Mutual Fund Services, LLC for the request to be processed. "Good Order" means the request for redemption must include:

Your share certificate(s), if issued, properly endorsed or accompanied by a properly executed stock power.

Your letter of instruction specifying the name of the Fund and either the number of Class C Shares or the dollar amount of Class C Shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.

Type of Registration                         Requirements
--------------------                         ------------
Individual, Joint Tenants,                   Redemption request signed
Sole Proprietorship,                         by all person(s) required to
Custodial (Uniform                           sign for the account, exactly
Gift To Minors Act),                         as it is registered.
General Partners

Corporations,                                Redemption request and a
Associations                                 corporate resolution, signed by
                                             person(s) required to sign for
                                             the account, accompanied by
                                             signature guarantee(s).

Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the past 60 days is also required).

- Signature guarantees are required if proceeds of redemption are to be sent by wire transfer, to a person other than the registered holder, to an address other than the address of record, and if a redemption request includes a change of address. Transfers of shares also require signature guarantees. Signature guarantees may be obtained from any commercial bank or trust company in the United States or a member of the New York Stock Exchange and some savings and loan associations.

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar Mutual Fund Services, LLC.

The redemption price is the next determined net asset value after Firstar Mutual Fund Services, LLC receives a redemption request in "Good Order". The amount paid will depend on the market value of the investments in the Fund's portfolio at the time of determination of net asset value, and may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no later than the seventh day after receipt by Firstar Mutual Fund Services, LLC of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such event the Fund may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar Mutual Fund Services, LLC, which will assess a $12.00 wiring charge against your account.

You may redeem Class C Shares by telephone. To redeem shares by telephone, you must check the appropriate box on the New Account Application (as the Fund does not make this feature available to shareholders automatically). Once this feature has been requested, you may redeem shares by phoning Firstar Mutual Fund Services, LLC at (800) 711-1848 and giving the account name, account number and either the number of Class C Shares or the dollar amount to be redeemed. For your protection, you may be asked to give the social security number or tax identification number listed on the account as further verification. Proceeds redeemed by telephone will be mailed or wired only to your address or bank of record as shown on the records of Firstar Mutual Fund Services, LLC. Telephone redemptions must be in amounts of $1,000 or more. If the proceeds are sent by wire, a $12.00 wire fee will apply.

In order to arrange for telephone redemptions after a Fund account has been opened or to change the bank, account or address designated to receive redemption proceeds, you must send a written request to Firstar Mutual Fund Services, LLC. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Procedures for redeeming Class C Shares by telephone may be modified or terminated by the Fund at any time. Neither the Fund nor Firstar Mutual Fund Services, LLC will be liable for following instructions for telephone redemption transactions which they reasonably believe to be genuine, provided reasonable procedures are used to confirm the genuineness of the telephone instructions, but may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring you to provide some form of personal identification prior to acting upon your telephone instructions and recording all telephone calls.

You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact Firstar Mutual Fund Services, LLC by telephone, you may redeem shares by delivering the redemption request to Firstar Mutual Fund Services, LLC by mail as described above.

If you select the Fund's systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $100 minimum. To select the systematic withdrawal option you must check the appropriate box on the New Account Application.


If you purchase Class C Shares through Processing Intermediaries, you may be required to redeem your shares through the Processing Intermediary. These Processing Intermediaries may use procedures and impose restrictions in addition to or different from those applicable to you if you invest directly in the Fund. If a Processing Intermediary is the shareholder of record of your account, the Fund may accept redemption requests only from the Processing Intermediary. The Fund may authorize one or more Processing Intermediaries (and other Processing Intermediaries properly designated thereby) to accept redemption requests on the Fund's behalf. In such event, the Fund will be deemed to have received a redemption request when the Processing Intermediary accepts the shareholder's request, and the request will be priced at the net asset value next computed after it is accepted by the Processing Intermediary.

The Fund reserves the right to redeem the Class C Shares held in any account if at the time of any transfer or redemption of Class C Shares in the account, the value of the remaining Class C Shares in the account falls below $1,000. You will be notified in writing that the value of your account is less than the minimum and allowed at least 60 days to make an additional investment. The receipt of proceeds from the redemption of shares held in an Individual Retirement Account ("IRA") will constitute a taxable distribution of benefits from the IRA unless a qualifying rollover contribution is made. Involuntary redemptions will not be made because the value of shares in an account falls below $1,000 solely because of a decline in the net asset value.

Your right to redeem Class C Shares of the Fund will be suspended and your right to payment postponed for more than seven days for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension or (c) such emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.

WHAT ABOUT DIVIDENDS, CAPITAL GAINS
DISTRIBUTIONS AND TAXES?
The Fund intends to distribute at least annually any net investment income and net realized capital gains to shareholders. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31st of the prior year. Dividend and capital gains distributions may be automatically reinvested or received in cash.

The Fund intends to continue to qualify for taxation as a "regulated investment company" under the Internal Revenue Code so that it will not be subject to federal income tax to the extent its income is distributed to shareholders. Dividends paid by the Fund from net investment income and net short-term capital gains, whether received in cash or reinvested in additional shares, will be taxable to shareholders as ordinary income.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of portfolio management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year; there will be no capital gains distributions in years when the Fund realizes net capital losses.

Note that if you accept capital gains distributions in cash, instead of reinvesting them in additional shares, you are in effect reducing the capital at work for you in the Fund. Also, keep in mind that if you purchase shares in the Fund shortly before the record date for a dividend or capital gains distribution, a portion of your investment will be returned to you as a taxable distribution, regardless of whether you are reinvesting your distributions or receiving them in cash.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund.

A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions may be subject to state and local taxes.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your New Account Application your proper Social Security or Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information purposes only. Prospective investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund. The Fund is managed without regard to tax ramifications.

MAY SHAREHOLDERS REINVEST DIVIDENDS?
You may elect to have all income dividends and capital gains distributions reinvested in Class C Shares or paid in cash, or to have capital gains distributions reinvested and income dividends paid in cash. Please refer to the New Account Application form accompanying this Prospectus for further information. If you do not specify an election, all dividends and capital gains distributions will automatically be reinvested in full and fractional Class C Shares of the Fund calculated to the nearest 1,000th of a share. Shares are purchased at the net asset value in effect on the business day after the dividend record date and are credited to your account on the dividend payment date. Cash dividends are also paid on such date. You will be advised of the number of shares purchased and the price following each reinvestment. An election to reinvest or receive dividends and distributions in cash will apply to all Class C Shares registered in your name, including those previously purchased. See "WHAT ABOUT DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES?" for a discussion of certain tax consequences.


You may change an election at any time by notifying the Fund in writing. If such a notice is received between a dividend declaration date and payment date, it will become effective on the day following the payment date. The Fund may modify or terminate its dividend reinvestment program at any time on thirty days' notice to participants.

WHAT RETIREMENT PLANS DOES THE FUND OFFER?
The Fund offers the following retirement plans that may fit your needs and allow you to shelter some of your income from taxes:

- INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). Individual shareholders may establish their own tax-sheltered IRA. The Fund offers both a traditional IRA and a Roth IRA.

- SIMPLIFIED EMPLOYEE PENSION PLAN (SEP/IRA). The SEP/IRA is a pension plan in which employers contribute to IRA accounts of eligible participants. The SEP/IRA is also available to self-employed individuals.

Contact the Fund for complete information kits, including forms, concerning the above plans, their benefits, provisions and fees. Consultation with a competent financial and tax adviser regarding these plans is recommended.

WHAT ABOUT BROKERAGE TRANSACTIONS?
The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of the Fund's portfolio securities. In placing purchase and sale orders for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided.

The Agreement permits the Adviser to cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting securities transactions in excess of the amount another broker would have charged for executing the transaction, provided the Adviser believes this to be in the best interests of the Fund. The Fund may place portfolio orders with broker-dealers who sell Fund shares if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers and allocate portfolio brokerage in a manner that takes into account the sale of its shares.


GENERAL INFORMATION ABOUT THE FUND
The Fund is a Maryland corporation. The Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock, with a $.0001 par value. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify or reclassify any unissued shares of common stock. Currently the Fund is offering one portfolio, the Prudent Bear Fund, having two classes, the No Load Shares and the Class C Shares. Of the 500,000,000 shares of common stock authorized, 250,000,000 have been designated for the No Load Shares and 250,000,000 have been designated for the Class C Shares. The No Load Shares are offered in a separate prospectus. Both the No Load Shares and the Class C Shares are offered to the general public.

Each class of shares of the Fund are fully paid and non-assessable; have no preference as to conversion, exchange, dividends, retirement or other features; and have no preemptive rights. Each class of shares bears differing class-specific expenses, such as 12b-1 fees. Each class of shares have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they so choose. On any matter submitted to the vote of shareholders which only pertains to agreements, liabilities or expenses applicable to the Class C Shares, but not the No Load Shares, only the Class C Shares will be entitled to vote.

Annual meetings of shareholders will not be held except as required by the Investment Company Act of 1940 and other applicable law. An annual meeting will be held to vote on the removal of a Director or Directors of the Fund if requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.

All securities and cash of the Fund are held by Firstar Bank Milwaukee, N.A., and Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, N.A., serves as the Fund's transfer and dividend disbursing agent. PricewaterhouseCoopers LLP serves as independent accountants for the Fund and will audit its financial statements annually. The Fund is not involved in any litigation.

YEAR 2000
The Fund is aware of the "Year 2000" issue. The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive computer application systems rather than the use of a four-digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Fund's business operations.

The Fund has no application systems of its own and is entirely dependent on its service providers' systems and software. The Fund is working with its service providers (including the Adviser, the Administrator, its transfer agent and its custodian) to identify and remedy any Year 2000 issues. However, the Fund cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Fund.

PERFORMANCE INFORMATION
The Fund may provide from time to time in advertisements, reports to shareholders and other communications with shareholders its average annual total returns. Because of the differences in expenses the average annual total return of the Class C Shares will differ from the No Load Shares. An average total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distribution and reflecting the effect of all recurring fees. When considering "average" total return figures for periods longer than one year, you should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). The Fund may also compare its performance to other mutual funds with similar investment objectives and to the industry as a whole as reported by Lipper Analytical Services, Inc., Morningstar OnDisc, Money, Forbes, Business Week and Barron's magazines and The Wall Street Journal, (Lipper Analytical Services, Inc. and Morningstar OnDisc are independent ranking services that rank mutual funds based upon total return performance.) The Fund may also compare its performance to the Dow Jones Industrial Average, NASDAQ Composite Index, NASDAQ Industrials Index, Value Line Composite Index, the Standard & Poor's 500 Stock Index, and the Consumer Price Index.

Performance quotations of the Fund represent the Fund's past performance and should not be considered as representative of future results. The investment return and principal value of an investment in the Fund will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.


PRUDENT BEAR FUND
--------------------------------------------------------------------------------
CLASS C SHARES


INVESTMENT ADVISER
    David W. Tice & Associates, Inc.
    8140 Walnut Hill Lane, Suite 405
    Dallas, Texas  75231
    http://www.prudentbear.com



ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT, & SHAREHOLDER SERVICING AGENT
    Firstar Mutual Fund Services, LLC
    615 East Michigan Street
    P.O. Box 701
    Milwaukee, Wisconsin  53202

CUSTODIAN
    Firstar Bank Milwaukee, N.A.
    777 East Wisconsin Avenue
    P.O. Box 701
    Milwaukee, WI 53202



INDEPENDENT ACCOUNTANTS
    PricewaterhouseCoopers LLP
    Milwaukee, Wisconsin



LEGAL COUNSEL
    Foley & Lardner
    Milwaukee, Wisconsin

STATEMENT OF ADDITIONAL INFORMATION                            November 30, 1998


                            PRUDENT BEAR FUNDS, INC.
                              8140 Walnut Hill Lane
                                    Suite 405
                               Dallas, Texas 75231

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of Prudent Bear Funds, Inc. for the No Load Shares and Class C Shares, both of which are dated November 30, 1998. Requests for copies of the Prospectuses should be made by writing to Prudent Bear Funds, Inc., 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231,
Attention: Corporate Secretary, or by calling (214) 696-5474.

                            Prudent Bear Funds, Inc.

                             TABLE OF CONTENTS                    Page No.

INVESTMENT RESTRICTIONS...............................................1

INVESTMENT CONSIDERATIONS.............................................3

DIRECTORS AND OFFICERS OF THE CORPORATION.............................6

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS....................8

INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN, TRANSFER
         AGENT AND ACCOUNTING SERVICES AGENT..........................8

DETERMINATION OF NET ASSET VALUE.....................................11

DISTRIBUTION OF SHARES...............................................11

SYSTEMATIC WITHDRAWAL PLAN...........................................12

ALLOCATION OF PORTFOLIO BROKERAGE....................................13

TAXES................................................................14

STOCKHOLDER MEETINGS.................................................15

PERFORMANCE INFORMATION..............................................16

DESCRIPTION OF SECURITIES RATINGS....................................17

INDEPENDENT ACCOUNTANTS..............................................18

FINANCIAL STATEMENTS.................................................19


                                      (i)

                             INVESTMENT RESTRICTIONS

          The  investment  objective  of the  Prudent  Bear  Fund  (the  "Fund")
portfolio of Prudent Bear Funds, Inc. (the "Corporation") is capital appreciation. Consistent with this investment objective, the Fund has adopted the following investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a stockholder's meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

                    1. The Fund will not purchase securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in securities of such issuer (except securities of the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to these limitations.

                    2. The Fund may sell securities short to the extent permitted by the Investment Company Act of 1940 (the "Act").

                    3. The Fund will not purchase securities on margin (except for such short term credits as are necessary for the clearance of transactions); provided, however, that the Fund may (i) borrow money to the extent set forth in investment restriction no. 4; (ii) purchase or sell futures contracts and options on futures contracts; (iii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts; and (iv) write or invest in put or call options.

                    4. The Fund may borrow money or issue senior securities to the extent permitted by the Act.

                    5. The Fund may pledge or hypothecate its assets to secure its borrowings.

                    6. The Fund will not act as an underwriter or distributor of securities other than shares of the Fund (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities).

                    7.  The  Fund  will  not  make  loans,  including  loans  of securities, except it may acquire debt securities from the issuer or others which are publicly distributed or are of a type normally acquired by institutional investors and enter into repurchase agreements.

                    8. The Fund will not invest 25% or more of its total assets at the time of purchase in securities of issuers whose principal business activities are in the same industry.

                    9. The Fund will not make investments for the purpose of exercising control or management of any company. 10. The Fund will not purchase or sell real estate or real estate mortgage loans and will not make any investments in real estate limited partnerships.

                    11. The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options on futures contracts.

                    12. The Fund will not  purchase or sell any  interest in any
          oil,  gas  or  other  mineral  exploration  or  development   program,
          including any oil, gas or mineral leases.

                    The Fund has adopted certain other investment restrictions which are not fundamental policies and which may be changed by the Fund's Board of Directors without stockholder approval. These additional restrictions are as follows:

                    1. The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer, director or other affiliated person of the Fund's investment adviser.

                    2. The Fund will not invest more than 5% of the Fund's total assets in securities of any issuer which has a record of less than three (3) years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

                    3. The Fund will not purchase illiquid securities if, as a result of such purchase, more than 15% of the total value of its total assets would be invested in such securities.

                    4. The Fund's investments in warrants will be limited to 5% of the Fund's net assets. Included within such 5%, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

                    5. The Fund will not purchase the securities of other investment companies except: (a) as part of a plan of merger, consolidation or reorganization approved by the stockholders of the Fund; (b) securities of registered open-end investment companies; or (c) securities of registered closed-end investment companies on the open market where no commission results, other than the usual and customary broker's commission. No purchases described in (b) and (c) will be made if as a result of such purchases
          (i) the Fund and its affiliated persons would hold more than 3% of any class of securities, including voting securities, or any registered investment company; (ii) more than 5% of the Fund's net assets would be invested in shares of any one registered investment company; and
          (iii) more than 25% of the Fund's net assets would be invested in shares of registered investment companies.

          The aforementioned percentage restrictions on investment or utilization of assets refer to the percentage at the time an investment is made. If these restrictions are adhered to at the time an investment is made, and such percentage subsequently changes as a result of changing market values or some similar event, no violation of the Fund's fundamental restrictions will be deemed to have occurred. Any changes in the Fund's investment restrictions made by the Board of Directors will be communicated to stockholders prior to their implementation.

                            INVESTMENT CONSIDERATIONS

Illiquid Securities

          The Fund may invest up to 15% of its net assets in securities for which there is no readily available market ("illiquid securities"). The 15% limitation includes certain securities whose disposition would be subject to legal restrictions ("restricted securities"). However certain restricted securities that may be resold pursuant to Rule 144A under the Securities Act may be considered liquid. The Board of Directors of the Fund has delegated to David
W. Tice & Associates, Inc. (the "Adviser") the day-to-day determination of the liquidity of a security although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Board of Directors has directed the Adviser to consider such factors as (i) the nature of the market for a security (including the institutional private resale markets); (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g. certain repurchase obligations and demand instruments); (iii) the availability of market quotations; and (iv) other permissible factors.

          Restricted securities may be sold in private negotiated or other exempt transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors.

          The Fund may invest up to 25% of its net assets in shares of registered investment companies. The Fund will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund) if (a) the fund and its affiliated persons would own more than 3% of any class of securities of such registered investment company or (b) more than 5% of its net assets would be invested in the shares of any one registered investment company. If the Fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.

Borrowing

          Although the Fund's fundamental policies permit it to borrow money or issue senior securities to the extent permitted by the Act, the Fund's
Prospectus states that the Fund does not presently intend to borrow for investment purposes. Borrowing for investment, or leveraging, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Fund may use leverage during periods when the Adviser believes that the Fund's investment objective would be furthered.

Portfolio Turnover

          The Fund will generally purchase and sell securities and effect transactions in futures contracts without regard to the length of time the security has been held or the futures contract open and, accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund may sell a given security or close a futures contract, no matter for how long or short a period it has been held in the portfolio, and no matter whether the sale is at a gain or loss, if the Adviser believes that it is not fulfilling its purpose. Since investment decisions are based on the anticipated contribution of the security in question to the Fund's investment objective, the rate of portfolio turnover is irrelevant when the Adviser believes a change is in order to achieve those objectives, and the Fund's annual portfolio turnover rate may vary from year to year. The Fund's annual portfolio turnover rate for (i) the fiscal year ended September 30, 1998 (480.25%) was higher than its annual portfolio turnover rate for the fiscal period ended September 30, 1997 (413.25%) and (ii) the fiscal year ended September 30, 1997 (413.25%) was substantially higher than its annual portfolio turnover rate for the fiscal period ended September 30, 1996 (91.31%) because of the greater volatility of securities markets during the September 30, 1998 fiscal year and September 30, 1997 fiscal year, respectively, and because of the greater fluctuations in net assets during such periods caused by shareholders purchasing and redeeming shares of the Fund. Pursuant to Securities and Exchange Commission requirements, the portfolio turnover rate of the Fund is calculated without regard to securities, including short sales, options and futures contracts, having a maturity of less than one year. The Fund will hold a significant portion of its assets in assets which are excluded for purposes of calculating portfolio turnover.

          High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

Foreign Securities

          Currency Risk. Even though the Fund may hold securities denominated or traded in foreign securities, the Fund's performance is measured in terms of U.S. dollars, which may subject the Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of the Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency. To manage foreign currency fluctuations or facilitate the purchase and sale of foreign securities for the Fund, the Adviser may engage in foreign currency transactions involving (1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date);
(2) options on foreign currencies; (3) currency futures contracts; or (4) options on currency futures contracts. Although the Fund may use foreign currency transactions to protect against adverse currency movements, foreign currency transactions involve the risk that The Adviser may not accurately predict the currency movements, which could adversely affect a Fund's total return.

          A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

          When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Fund can protect itself against a possible loss, resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

          Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed in the Prospectus. Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

          Other Risks. The degree of political and economic stability varies from country to country. If a country expropriates money from foreigners or nationalizes an industry, the Fund may lose some or all of any particular investment in that country. Individual foreign economies may vary favorably or unfavorably from the U.S. economy in such areas as growth of gross national product, inflation rate, savings, balance of payments and capital investment, which may affect the value of the Fund's investment in any foreign country. Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets. Also, many foreign governments impose restrictions on investments in their capital markets as well as taxes or other restrictions on repatriation of investment income. The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

                    DIRECTORS AND OFFICERS OF THE CORPORATION

          The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the directors and officers of the Corporation are as follows:

          * David W. Tice -- Director, President and Treasurer. Mr. Tice, 44, has been President of David W. Tice & Associates, Inc. (the "Adviser") since 1993. Between 1988 and 1993 Mr. Tice conducted a predecessor investment advisory business as a sole proprietorship.

-----------------------------------
    *Messrs. Tice and Jahnke are interestred persons of the Corporation (as defined in the Investment Company Act of 1940).

Mr. Tice is also the President and sole shareholder of BTN Research, Inc., a registered broker-dealer. His address is 8140 Walnut Hill Lane, Suite 405, Dallas, TX 75231.

          * Gregg Jahnke -- Director, Vice President and Secretary. Mr. Jahnke, 40, has been employed by both Mr. Tice and the Adviser as an investment analyst since 1991. Currently he is an analyst and senior strategist of the Adviser. From 1987 through 1994 Mr. Jahnke also was a securities analyst for JKE Equity Research, a Fort Worth, Texas investment advisory firm. His address is 8140 Walnut Hill Lane, Suite 405, Dallas, TX 75231.

          David Eric Luck -- Director. Mr. Luck, 44, has been President of Redstone Oil & Gas Company since 1988. His address is 9223 Club Glen Drive, Dallas, TX 75243.

          Jerry  Marlin,   M.D.  --  Director.   Dr.  Marlin,  44,  has  been  a
self-employed neurosurgeon for more than five years. His address is 3033 Rosedale, Dallas, TX 75205.

          Buril Ragsdale -- Director. Mr. Ragsdale, 64, has been employed by ENSERCH Corporation as a senior development specialist and senior economic specialist since 1976. He is currently employed as a consultant to TU Integrated Solutions. His address is 7235 Haverford Drive, Dallas, TX 75214.

          The Corporation's standard method of compensating directors is to pay each director who is not an interested person of the Corporation a fee of $250 for each meeting of the Board of Directors attended. The Corporation also may reimburse its directors for travel expenses incurred in order to attend meetings of the Board of Directors.

          The table below sets forth the compensation paid by the Corporation to each of the current directors of the Corporation during the fiscal year ended September 30, 1998:

                               COMPENSATION TABLE

                                                                                                         Total
                                                                                                      Compensation
                                                                                                    from Corporation
                                                     Pension or Retirement    Estimated Annual          and Fund
    Name of               Aggregate Compensation      Benefits Accrued As       Benefits Upon       Complex Paid to
    Person                   from Corporation        Part of Fund Expenses       Retirement            Directors
    ------                ----------------------      ---------------------    -----------------        ---------
David W. Tice                       $0                         $0                     $0                   $0
Gregg Jahnke                        $0                         $0                     $0                   $0

David Eric Luck                   $1,000                       $0                     $0                 $1,000
Jerry Marlin, M.D.                $1,000                       $0                     $0                 $1,000
Buril Ragsdale                    $1,000                       $0                     $0                 $1,000



               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

          Set forth below are the names and addresses of all holders of the Fund's shares who as of October 31, 1998 held of record more than 5% of the Fund's then outstanding shares. The shares owned by Charles Schwab & Co., Inc., National Financial Services Corp. and Donaldson Lufkin & Jenrette Securities Corp. were owned of record only. The Fund knows of no person who beneficially owned 5% or more of the Fund's outstanding shares. All officers and directors of the Fund as a group beneficially owned less than 1%.


Name and Address of Beneficial Owner       Number of Shares     Percent of Class

Charles Schwab & Co., Inc.                       7,488,585            31.71%
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.                4,871,138            20.62%
One World Financial Center
200 Liberty Street
New York, NY  10281-1003

Donaldson Lufkin & Jenrette                      2,645,574            11.20%
Securities Corp.
P.O. Box 2052
Jersey City, NJ  07303-2052

                  INVESTMENT ADVISER, ADMINISTRATOR, CUSTODIAN,
                  TRANSFER AGENT AND ACCOUNTING SERVICES AGENT

          The investment adviser to the Fund is David W. Tice & Associates, Inc., 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231 (the "Adviser"). Pursuant to the investment advisory agreement entered into between the Corporation and the Adviser with respect to the Fund (the "Advisory Agreement"), the Adviser furnishes continuous investment advisory services to the Fund. The Adviser is controlled by David W. Tice, its President and sole shareholder. During the period from December 28, 1995 (commencement of operations) through September 30, 1996, the Fund incurred advisory fees of $22,220, all of which were waived by the Adviser. During the fiscal year ended September 30, 1997, the Fund incurred advisory fees of $237,306, none of which were waived by the Adviser. During the fiscal year ended September 30, 1998, the Fund incurred advisory fees of $868,169, none of which were waived by the Adviser.

          The Adviser has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee and the administration fee but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 3%. As of the date of this Statement of Additional Information, no such state law provision was applicable to the Fund. The Fund monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Adviser for the amount of such excess. In such a situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Adviser's fee, the Adviser will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. During the period from December 28, 1995 (commencement of operations) through September 30, 1996, the Adviser reimbursed the Fund $104,260 for excess expenses, which amount includes the investment advisory fee waivers discussed above. During the fiscal years ended September 30, 1997 and September 30, 1998, the Adviser was not required to reimburse the Fund for excess expenses.

          The Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Corporation or by the vote of a majority (as defined in the
Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the directors of the Fund who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of the majority of the Fund's stockholders on sixty (60) days' written notice to the Adviser, and by the
Adviser on the same notice to the Corporation, and that it shall be automatically terminated if it is assigned.

          The Advisory Agreement provides that the Adviser shall not be liable to the Corporation or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreement also provides that the Adviser and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

          As set forth in the Prospectus under the caption "WHO MANAGES THE FUND?", the administrator to the Corporation is Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"). The Fund Administration Servicing Agreement entered into between the Corporation and the Administrator relating to the Fund (the "Administration Agreement") will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Corporation upon the giving of ninety (90) days' written notice to the Administrator, or by the Administrator upon the giving of ninety
(90) days' written notice to the Corporation. The total fees incurred pursuant to the Administration Agreement for the period from December 28, 1995 (commencement of operations) through September 30, 1996, for the fiscal year ended

September 30, 1997 and for the fiscal year ended September 30, 1998 were $18,721, $24,914 and $35,798, respectively.

          Under the Administration Agreement, the Administrator shall exercise reasonable care and is not liable for any error or judgment or mistake of law or for any loss suffered by the Corporation in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

         Firstar Bank Milwaukee, N.A., an affiliate of Firstar Mutual Fund Services, LLC, also serves as custodian of the Corporation's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Bank Milwaukee, N.A. has agreed to (i) maintain a separate account in the name of the Fund, (ii) make receipts and disbursements of money on behalf of the Fund, (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Fund concerning the Fund's operations. Firstar Bank Milwaukee, N.A. does not exercise any supervisory function over the purchase and sale of securities.


          Firstar Mutual Fund Services, LLC also serves as transfer agent and dividend disbursing agent for the Fund under a Shareholder Servicing Agent Agreement. As transfer and dividend disbursing agent, Firstar Mutual Fund Services, LLC has agreed to (i) issue and redeem shares of the Fund, (ii) make dividend and other distributions to shareholders of the Fund, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts, and (v) make periodic reports to the Fund.

          In addition the Corporation has entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar Mutual Fund Services, LLC has agreed to maintain the financial accounts and records of the Fund and provide other accounting services to the Fund. For its accounting services, Firstar Mutual Fund Services, LLC is entitled to receive fees, payable monthly, based on the total annual rate of $31,250 for the first $40 million in average net assets of the Fund, .025% on the next $200 million of average net assets, and .0125% on average net assets exceeding $240 million (subject to an annual minimum of $31,250). Firstar Mutual Fund Services, LLC is also entitled to certain out of pocket expenses, including pricing expenses. During the period from December 28, 1995 (commencement of operations) through September 30, 1996, for the fiscal year ended September 30, 1997 and for the fiscal year ended September 30, 1998, the Fund incurred $17,894, $25,693 and $35,633, respectively, pursuant to the Fund Accounting Servicing Agreement.



                        DETERMINATION OF NET ASSET VALUE

          The net asset value of the Fund will be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial

Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning. The net asset value of the Fund is calculated separately for the No Load Shares and the Class C Shares by adding the value of all portfolio securities and other assets that are allocated to the No Load Shares or Class C Shares, as the case may be, subtracting the liabilities charged to the No Load Shares or Class C Shares, as the case may be, and dividing the result by the number of outstanding shares of the No Load Shares or the Class C Shares, as the case may be. The No Load Shares and the Class C Shares bear differing class-specific expenses, such as 12b-1 fees.

          Foreign securities trading may not take place on all days when the New York Stock Exchange is open, or may take place on Saturdays and other days when the New York Stock Exchange is not open and a Fund's net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 3:00 P.M. Central Time. Unless material, as determined by the Adviser under the supervision of the Board of Directors, events affecting the valuation of Fund securities occurring between the time its net asset value is determined and the close of the New York Stock Exchange will not be reflected in such net asset value.

                             DISTRIBUTION OF SHARES

          The Fund has adopted two Service and Distribution Plans (the "Plans"). One Plan is for the No Load Shares and the other Plan is for the Class C Shares. Both Plans were adopted in anticipation that the Fund will benefit from the Plans through increased sales of shares, thereby reducing the Fund's expense ratio and providing the Adviser with greater flexibility in management. Each Plan may be terminated by the Fund at any time by a vote of the directors of the Corporation who are not interested persons of the Corporation and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Directors") or by a vote of a majority of the outstanding shares of either the No Load Shares with respect to its Plan or the Class C Shares with respect to its Plan. Messrs. Luck, Marlin and Ragsdale are currently the Rule 12b-1 Directors. Any change in a Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the Board of Directors, including the Rule 12b-1 Directors, and a majority of the No Load Shares with respect to its Plan and a majority of the Class C Shares with respect to its Plan.

          While the Plans are in effect, the selection and nomination of directors who are not interested persons of the Corporation will be committed to the discretion of the directors of the Corporation who are not interested persons of the Corporation. The Board of Directors of the Corporation must review the amount and purposes of expenditures pursuant to the Plans quarterly as reported to it by a Distributor, if any, or officers of the Corporation. The Plans will continue in effect for as long as their continuance is specifically approved at least annually by the Board of Directors, including the Rule 12b-1 Directors. During the fiscal year ended September 30, 1998, the Fund incurred fees of $173,634 pursuant to the Plan for the No Load Shares, $124,962 of which was used to pay selling dealers, $23,456 of which was used to pay printing and mailing expenses and $25,216 of which was used to pay advertising expenses. The Plan for the Class C Shares did not take effect until November 30, 1998.

                           SYSTEMATIC WITHDRAWAL PLAN

          An investor who owns Fund shares worth at least $10,000 at the current net asset value may, by completing an application which may be obtained from the Fund or Firstar Mutual Fund Services, LLC, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the investor at regular intervals. To establish the Systematic Withdrawal Plan, the investor deposits Fund shares with the Corporation and appoints it as agent to effect redemptions of Fund shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the investor out of the account. Fund shares deposited by the investor in the account need not be endorsed or accompanied by a stock power if registered in the same name as the account; otherwise, a properly executed endorsement or stock power, obtained from any bank, broker-dealer or the Corporation is required. The investor's signature should be guaranteed by a bank, a member firm of a national stock exchange or other eligible guarantor.

          The minimum amount of a withdrawal payment is $100. These payments will be made from the proceeds of periodic redemptions of shares in the account at net asset value. Redemptions will be made in accordance with the schedule (e.g., monthly, bimonthly [every other month], quarterly or yearly, but in no event more than monthly) selected by the investor. If a scheduled redemption day is a weekend day or a holiday, such redemption will be made on the next preceding business day. Establishment of a Systematic Withdrawal Plan constitutes an election by the investor to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The investor may deposit additional Fund shares in his account at any time.

          Withdrawal payments cannot be considered as yield or income on the investor's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

          The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying Firstar Mutual Fund Services, LLC in writing thirty (30) days prior to the next payment.

                        ALLOCATION OF PORTFOLIO BROKERAGE

          The Fund's securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Corporation's Board of Directors. Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraphs. Many of these transactions involve payment of a brokerage commission by the Fund. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. The Fund may place portfolio orders with broker-dealers who recommend the purchase of Fund shares to clients (if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers) and may allocate portfolio brokerage on that basis.

          In allocating brokerage business for the Fund, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreement provides that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion. Brokerage commissions paid by the Fund during the period from December 28, 1995 (commencement of operations) through September 30, 1996 totaled $19,267 on total transactions of $5,988,814; brokerage commissions paid by the Fund during the fiscal year ended September 30, 1997 were $262,073 on total transactions of

$101,104,010; and brokerage commissions paid by the Fund during the fiscal year ended September 30, 1998 were $2,316,276 on total transactions of $685,424,031. During the fiscal year ended September 30, 1998, brokerage commissions paid by the Fund to brokers who provided research services were $227,461 on total transactions of $118,794,010.

                                      TAXES

          As set forth in the Prospectus under the caption "TAXES," the Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

          If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security.

          With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

          The Fund will utilize options on stock indexes. Options on "broadbased" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter "blended gain or loss"). In addition, any nonequity option held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. These tax considerations may have an impact on investment decisions made by the Fund.

          Dividends from the Fund's earnings and profits, and distributions of the Fund's net long-term realized capital gains, are taxable to investors, whether received in cash or in additional shares of the Fund. The 70% dividends-received deduction for corporations will apply to dividends from the Fund's net investment income, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any taxable year are less than 100% of the net investment company taxable income distributions made by the Fund.

          Redemption of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the investor received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.

          This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in the Fund.

                              STOCKHOLDER MEETINGS

          The Maryland General Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

          The Corporation's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

          Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Corporation's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

          After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

                             PERFORMANCE INFORMATION

          Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's investment portfolio. The Fund's average annual total return figures are computed in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

Where:   P          =      a hypothetical initial payment of $1,000
         T          =      average annual total return
         n          =      number of years
         ERV        =      ending  redeemable  value at the end of the  period
                           of a hypothetical $1,000 payment made at the beginning of such period


          This calculation (i) assumes all dividends and distributions are reinvested at net asset value or the appropriate reinvestment dates as described in the Prospectus, and (ii) deducts all recurring fees, such as advisory fees, charged as expenses to all investor accounts. Because of differences in expenses the average annual total returns of the No Load Shares and the Class C Shares will be different.

          Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment, and dividing this amount by the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

         The average annual total return of the No Load Shares for the period from the Fund's commencement of operations (December 28, 1995) through September 30, 1998 was (-9.07%) and for the one year period ended September 30, 1998 was (+3.66%). The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the No Load Shares or the Class C Shares in the future. Such performance results also reflect reimbursements made by the Adviser during the period from December 28, 1995 through September 30, 1996 to keep aggregate annual operating expenses at or below 2.75% of daily net assets. Investment in the No Load Shares or the Class C Shares will fluctuate in value and at redemption its value may be more or less than the initial investment. The Class C Shares were not offered until November 30, 1998.

                        DESCRIPTION OF SECURITIES RATINGS

          As set forth in the Corporation's Prospectus, the Fund may invest in commercial paper and commercial paper master notes assigned ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"). A brief description of the ratings symbols and their meanings follows.

          Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The categories rated A-3 or higher are as follows:

          A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designed "A-1".

          A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

          Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

          Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     *    Leading market positions in well-established industries.

     *    High rates of return on funds employed.

     * Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     * Well-established access to a range of financial markets and assured sources of alternate liquidity.


          Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                             INDEPENDENT ACCOUNTANTS

          PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, has been selected as the independent accountants for the Fund. As such PricewaterhouseCoopers LLP performs an audit of the Fund's financial statements and considers the Fund's internal control structure.

                              FINANCIAL STATEMENTS

          The following audited financial statements are incorporated by reference to the Annual Report, dated September 30, 1998, of the Fund (File No. 811-9120), as filed with the Securities and Exchange Commission on November 24, 1998:

*        Statement of Assets and Liabilities as of September 30, 1998.

*        Statement of Operations For the Fiscal Year Ended September 30, 1998.

* Statement of Changes in Net Assets For the Fiscal Year Ended September 30, 1998 and For the Fiscal Year Ended September 30, 1997.

*        Financial Highlights.

*        Schedule of Investments as of September 30, 1998.

*        Schedule of Call Options Written as of September 30, 1998.

*        Schedule of Securities Sold Short as of September 30, 1998.

*        Notes to the Financial Statements.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements (Financial Highlights included in Part A) and all incorporated by reference to the Annual Report, dated September 30, 1998 (File No. 811-9120), of Prudent Bear Funds, Inc. (and filed with the Securities and Exchange Commission on November 24, 1998)

          Financial  Statements  Incorporated  by  reference  to the 1998 Annual
          Report

          Statement of Assets and  Liabilities
          Statement of  Operations
          Statement of Changes in Net Assets
          Financial  Highlights
          Schedule of Investments
          Schedule of Call Options Written
          Schedule of Securities
          Sold Short Notes to the Financial Statement

(b)       Exhibits

          (1)      Registrant's Articles of Incorporation.(1)

          (1.1)    Articles Supplementary.(4)

          (2)      Registrant's Bylaws.(1)

          (3)      None.

          (4)      None.

          (5)      Investment Advisory Agreement.(1)

          (6)      None.

          (7)      None.

          (8) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank Milwaukee, N.A.).(1)

          (9.1) Fund Administration Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC).
                   (1)

          (9.2) Transfer Agent Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC).(1)

          (9.3) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC).
                   (1)

          (10)     Opinion of Foley & Lardner, counsel for Registrant.

          (11)     Consent of PricewaterhouseCoopers LLP.

          (12)     None.

          (13)     Subscription Agreement.(1)

          (14)     Individual Retirement Custodial Accounts.(3)

          (15.1)   Service and Distribution Plan for No Load Shares.(4)

          (15.2)   Service and Distribution Plan for Class C Shares.(4)

          (16)     Schedule for Computation of Performance Quotations.(2)

          (17)     Financial Data Schedules.

          (18)     Rule 18f-3 Multi-Class Plan.(4)

----------

(1) Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Pre-Effective Amendment No. 1 was filed on December 18, 1995 and its accession number is 0000897069-95-000208.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 1 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 1 was filed on May 31, 1996 and its accession number is 0000897069-96-000150.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 3 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 3 was filed on January 27, 1998 and its accession number is 0000897069-98-000014.

(4) Previously filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 4 was filed on September 28, 1998 and its accession number is 0000897069-98-000479.

Item 25  Persons Controlled by or under Common Control with Registrant

          Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 26   Number of Holders of Securities

                                                 Number of Record Holders
            Title of Class                        as of October 31, 1998
            --------------                        ----------------------

    Prudent Bear Fund No Load Shares                       2,584

Item 27     Indemnification

          Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

                                   Article VII

                               GENERAL PROVISIONS

Section 7.     Indemnification.

          A. The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

          B. In the absence of an adjudication which expressly absolves the corporate representative, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A. Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by the full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate.

          C. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create a rebuttable presumption that the person was guilty of willful misfeasance, bad faith, gross negligence or reckless disregard to the duties and obligations involved in the conduct of his or her office, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

          D. Expenses, including attorneys' fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative's good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

          E. The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

          F. This corporation shall have power to purchase and maintain insurance on behalf of any corporate representative against any liability asserted against him or her and incurred by him or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify him or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representative against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

          G. "Corporate Representative" means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

          Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Incorporated by reference to pages 5 through 6 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 28.  Principal Underwriters

          Not Applicable.

Item 29.  Location of Accounts and Records

          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 8140 Walnut Hill Lane, Suite 405, Dallas, Texas 75231; and all other records will be maintained by the Registrant's Administrator, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin.

Item 30.  Management Services

          All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 31   Undertakings

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 23rd day of November, 1998.

                                        PRUDENT BEAR FUNDS, INC.
                                            (Registrant)


                                            /S/David W. Tice, President
                                        By: _________________________________
                                            David W. Tice, President

          Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name                              Title                              Date

/S/David W. Tice
_________________________       President and Treasurer       November 23, 1998
David W. Tice                   (Principal Executive,
                                Financial and Accounting
                                Officer) and a Director

/S/Gregg Jahnke                 Director
_________________________                                     November 23, 1998
Gregg Jahnke

/S/ David Eric Luck             Director
________________________                                      November 23, 1998
David Eric Luck

/S/Jerry Marlin, M.D.           Director
________________________                                      November 23, 1998
Jerry Marlin, M.D.

/S/Buril Ragsdale               Director
________________________                                      November 23, 1998
Buril Ragsdale

                                  EXHIBIT INDEX

Exhibit No.          Exhibit
----------           -------

(1)         Registrant's Articles of Incorporation*

(1.1)       Articles Supplementary*

(2)         Registrant's Bylaws*

(3)         None

(4)         None

(5)         Investment Advisory Agreement with David W. Tice & Associates, Inc.*

(6)         None

(7)         None

(8) Custodian Agreement with Firstar Trust Company (predecessor to Firstar Bank Milwaukee, N.A.)*

(9.1) Fund Administration Servicing Agreement with Firstar Trust Company (predecessor to Firstar Mutual Fund Services, LLC)*

(9.2)       Transfer Agent Agreement with Firstar Trust Company (predecessor to

            Firstar Mutual Fund Services, LLC)*
(9.3) Fund Accounting Servicing Agreement with Firstar Trust Company (predecessor to Firstar
            Mutual Fund Services, LLC)*

(10)        Opinion of Foley & Lardner, counsel for Registrant

(11)        Consent of PricewaterhouseCoopers LLP

(12)        None

(13)        Subscription Agreement*

(14)        Individual Retirement Custodial Accounts*

(15)        Service and Distribution Plan*

(15.1)      Service and Distribution Plan for No Load Shares*

(15.2)      Service and Distribution Plan for Class C Shares*

(16)        Schedule for Computation of Performance Quotations*

(17)        Financial Data Schedules

(18)        Rule 18f-3 Multi-Class Plan *

------------------

* Incorporated by reference.